                                        File Numbers: 333-136242 and 811-04294

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                  FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X
                                                                     ---

                       Post-Effective Amendment Number    11
                                                         ---

                           Registration Statement

                                   and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                                                         ---

                          Post-Effective Amendment Number   161
                                                            ---

                          VARIABLE ANNUITY ACCOUNT
            (formerly Minnesota Mutual Variable Annuity Account)
                         (Exact Name of Registrant)

                      Minnesota Life Insurance Company
                             (Name of Depositor)

          400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                               (651) 665-3500
             (Depositor's Telephone Number, Including Area Code)

                            Dwayne C. Radel, Esq.

                  Senior Vice President and General Counsel
                      Minnesota Life Insurance Company
                           400 Robert Street North
                       St. Paul, Minnesota 55101-2098
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  / / immediately upon filing pursuant to paragraph (b)

  / / on (date) pursuant to paragraph (b) of Rule 485

  / / 60 days after filing pursuant to paragraph (a)(i)

  /X/ on April 30, 2010 pursuant to paragraph (a)(i)

  / / 75 days after filing pursuant to paragraph (a)(ii)
  / / on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

   / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
     Variable Annuity Contracts

MULTIOPTION LEGEND
VARIABLE ANNUITY CONTRACT
MINNESOTA LIFE INSURANCE COMPANY

[MINNESOTA LIFE LOGO]

400 ROBERT STREET NORTH - ST. PAUL, MINNESOTA 55101-2098 - TELEPHONE:
1-800-362-3141 - http://www.minnesotalife.com

This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.

This contract is NOT:

-    a bank deposit or obligation

-    federally insured

-    endorsed by any bank or government agency

You may invest your contract values in our Variable Annuity Account or certain fixed accounts that are available.

THE VARIABLE ANNUITY ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:

[ADVANTUS CAPITAL MANAGEMENT(R) LOGO]

ADVANTUS SERIES FUND, INC.

-    BOND PORTFOLIO -- CLASS 2 SHARES

-    INDEX 400 MID-CAP PORTFOLIO -- CLASS 2 SHARES

-    INDEX 500 PORTFOLIO -- CLASS 2 SHARES

-    INTERNATIONAL BOND PORTFOLIO -- CLASS 2 SHARES

-    MONEY MARKET PORTFOLIO

-    MORTGAGE SECURITIES PORTFOLIO -- CLASS 2 SHARES

-    REAL ESTATE SECURITIES PORTFOLIO -- CLASS 2 SHARES

[ALLIANCEBERNSTEIN INVESTMENTS LOGO]

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

-   INTERNATIONAL VALUE PORTFOLIO -- CLASS B SHARES

[American Century Investments(R) LOGO]

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

-    VP INCOME & GROWTH FUND -- CLASS II SHARES

-    VP ULTRA(R) FUND -- CLASS II SHARES

-    VP VALUE FUND -- CLASS II SHARES

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

-    VP INFLATION PROTECTION FUND -- CLASS II SHARES

[FIDELITY INVESTMENTS(R) LOGO]

FIDELITY(R)  VARIABLE INSURANCE PRODUCTS FUNDS

-    CONTRAFUND(R)  PORTFOLIO -- SERVICE CLASS 2 SHARES

-    EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES

-    HIGH INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES

-    MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[FRANKLIN TEMPLETON INVESTMENTS(R) LOGO]

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

-    FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- CLASS 2 SHARES

-    FRANKLIN SMALL CAP VALUE SECURITIES FUND -- CLASS 2 SHARES

-    FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2 SHARES

-    MUTUAL SHARES SECURITIES FUND -- CLASS 2 SHARES

-    TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- CLASS 2 SHARES

[Goldman Sachs Asset Management LOGO]


GOLDMAN SACHS VARIABLE INSURANCE TRUST

- GOLDMAN SACHS GOVERNMENT INCOME FUND -- SERVICE SHARES ibboston ETF ALLOCATION SERIES(R) LOGO]

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

-    IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
     SHARES*

-    IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*

-    IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*

-    IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*

-    IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
     SHARES*

* THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN SHARES OF UNDERLYING FUNDS. SEE THE SECTION ENTITLED "AN OVERVIEW OF CONTRACT FEATURES -- THE PORTFOLIOS" FOR ADDITIONAL INFORMATION.

[Invesco Aim(SM) LOGO]

INVESCO VARIABLE INSURANCE FUNDS

-    INVESCO V.I. BASIC BALANCED FUND -- SERIES II SHARES

-    INVESCO V.I. CAPITAL APPRECIATION FUND -- SERIES II SHARES

-    INVESCO V.I. CORE EQUITY FUND -- SERIES II SHARES

-    INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES

[IVY FUNDS LOGO]
Variable Insurance Portfolios

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS


(FORMERLY KNOWN AS IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.)


-    IVY FUNDS VIP ASSET STRATEGY

-    IVY FUNDS VIP BALANCED

-    IVY FUNDS VIP CORE EQUITY

-    IVY FUNDS VIP GLOBAL NATURAL RESOURCES

-    IVY FUNDS VIP GROWTH

-    IVY FUNDS VIP INTERNATIONAL GROWTH

-    IVY FUNDS VIP INTERNATIONAL VALUE

-    IVY FUNDS VIP MICRO CAP GROWTH

-    IVY FUNDS VIP MID CAP GROWTH

-    IVY FUNDS VIP SCIENCE AND TECHNOLOGY

-    IVY FUNDS VIP SMALL CAP GROWTH

-    IVY FUNDS VIP SMALL CAP VALUE

-    IVY FUNDS VIP VALUE

[JANUS LOGO]

JANUS ASPEN SERIES

-    BALANCED PORTFOLIO -- SERVICE SHARES

-    FORTY PORTFOLIO -- SERVICE SHARES

-    OVERSEAS PORTFOLIO -- SERVICE SHARES

-    PERKINS MID CAP VALUE PORTFOLIO -- SERVICE SHARES

[MFS (R) INVESTMENT MANAGEMENT LOGO]

MFS (R)  VARIABLE INSURANCE TRUST(SM)

-    INVESTORS GROWTH STOCK SERIES -- SERVICE SHARES

-    MID CAP GROWTH SERIES -- SERVICE SHARES

-    NEW DISCOVERY SERIES -- SERVICE SHARES

-    VALUE SERIES -- SERVICE SHARES

[NEUBERGER BERMAN LOGO]

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

-    NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO -- S CLASS SHARES

[OppenheimerFunds, Inc. LOGO]
The Right Way to Invest

OPPENHEIMER VARIABLE ACCOUNT FUNDS

-    CAPITAL APPRECIATION FUND/VA -- SERVICE SHARES

-    HIGH INCOME FUND/VA -- SERVICE SHARES

-    MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES

PANORAMA SERIES FUND, INC.

-   INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES

[PIMCO LOGO]
Your Global Investment Authority

PIMCO VARIABLE INSURANCE TRUST

-    PIMCO LOW DURATION PORTFOLIO -- ADVISOR CLASS

-    PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS

[Putnam INVESTMENTS LOGO]

PUTNAM VARIABLE TRUST

-    PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES

-    PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB SHARES

-    PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES

-    PUTNAM VT NEW OPPORTUNITIES FUND -- CLASS IB SHARES

-    PUTNAM VT VOYAGER FUND -- CLASS IB SHARES

[VAN KAMPEN INVESTMENT LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

-    VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES

-    VAN KAMPEN UIF U.S. MID CAP VALUE PORTFOLIO -- CLASS II SHARES

VAN KAMPEN LIFE INVESTMENT TRUST

-    CAPITAL GROWTH PORTFOLIO -- CLASS II SHARES

-    COMSTOCK PORTFOLIO -- CLASS II SHARES

-    GROWTH AND INCOME PORTFOLIO -- CLASS II SHARES

Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s) ("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION IS:
APRIL 30, 2010.

                               TABLE OF CONTENTS


SPECIAL TERMS                                                                  1
HOW TO CONTACT US                                                              3
AN OVERVIEW OF CONTRACT FEATURES                                               4
CONTRACT CHARGES AND EXPENSES                                                  9
CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS                      14
DESCRIPTION OF THE CONTRACT                                                   19
   Right of Cancellation or "Free Look"                                       20
   1035 Exchanges or Replacements                                             20
   Purchase Payments                                                          20
   Automatic Purchase Plan                                                    21
   Purchase Payment Allocation Options                                        21
   Focused Portfolio Strategies or Models                                     21
   CustomChoice Allocation Option                                             22
   Transfers                                                                  26
   Market Timing and Disruptive Trading                                       27
   Systematic Transfer Arrangements                                           28
      Automatic Portfolio Rebalancing                                         28
      Dollar Cost Averaging                                                   29
      DCA Fixed Account Option                                                29
   Purchase Payments and Value of the Contract                                31
      Crediting Accumulation Units                                            31
      Value of the Contract                                                   31
      Accumulation Unit Value                                                 31
   Net Investment Factor for Each Valuation Period                            32
   Redemptions, Withdrawals and Surrender                                     32
   Modification and Termination of the Contract                               33
   Assignment                                                                 33
   Deferment of Payment                                                       34
   Confirmation Statements and Reports                                        34
CONTRACT CHARGES AND FEES                                                     34
   Deferred Sales Charge                                                      34
      Nursing Home or Terminal Illness Waiver                                 36
      Unemployment Waiver                                                     36
   Mortality and Expense Risk Charge                                          37
   Administrative Charge                                                      37
   Annual Maintenance Fee                                                     37
   Optional Contract Rider Charges                                            37
   Premium Taxes                                                              40
   Transfer Charges                                                           41
   Market Value Adjustment                                                    41
   Underlying Portfolio Charges                                               41
ANNUITIZATION BENEFITS AND OPTIONS                                            41
   Annuity Payments                                                           41
   Electing the Retirement Date and Annuity Option                            42
   Annuity Options                                                            42
   Calculation of Your First Annuity Payment                                  43
   Amount of Subsequent Variable Annuity Payments                             44
   Value of the Annuity Unit                                                  44
   Transfers after you have Annuitized your Contract                          45
DEATH BENEFITS                                                                45
   Before Annuity Payments Begin                                              45
   Optional Death Benefits                                                    47
      Highest Anniversary Value Death Benefit Option                          47
      Premier Death Benefit Option                                            49
   Estate Enhancement Benefit (EEB) Option                                    50
   Death Benefits After Annuity Payments Begin                                52
OTHER CONTRACT OPTIONS (LIVING BENEFITS)                                      52
   Guaranteed Minimum Income Benefit (GMIB) Option                            53
   Encore Lifetime Income-Single (Encore-Single) Option                       61
   Encore Lifetime Income-Joint (Encore-Joint) Option                         69
   Guaranteed Income Provider Benefit (GIPB) Option                           76
   Guaranteed Minimum Withdrawal Benefit (GMWB) Option                        79
   Guaranteed Lifetime Withdrawal Benefit (GLWB) Option                       84
   Guaranteed Lifetime Withdrawal Benefit II - Single (GLWB II-Single)
      Option                                                                  90
   Guaranteed Lifetime Withdrawal Benefit II - Joint (GLWB II-Joint)
      Option                                                                  97
GENERAL INFORMATION                                                          104
   The Company -- Minnesota Life Insurance Company                           104
   The Separate Account -- Variable Annuity Account                          104
   Changes to the Separate Account -- Additions, Deletions or
      Substitutions                                                          104
   Compensation Paid for the Sale of Contracts                               105
   Payments Made by Underlying Mutual Funds                                  107
   Fixed Account(s) and the Guaranteed Term Account                          108
VOTING RIGHTS                                                                111
FEDERAL TAX STATUS                                                           112
PERFORMANCE DATA                                                             119
STATEMENT OF ADDITIONAL INFORMATION                                          120
APPENDIX A -- Condensed Financial Information and Financial Statements       A-1
APPENDIX B -- Illustration of Annuity Values                                 B-1
   Illustration of Variable Annuity Income                                   B-1
   Illustration of Market Value Adjustment                                   B-3
APPENDIX C -- Types of Qualified Plans                                       C-1
APPENDIX D -- Examples of the Guaranteed Minimum Withdrawal Benefit
   Option                                                                    D-1
APPENDIX E -- Examples of the Guaranteed Lifetime Withdrawal Benefit
   Option                                                                    E-1
APPENDIX F -- Examples of Guaranteed Lifetime Withdrawal Benefit II -
   Single and Joint Options                                                  F-1
APPENDIX G -- Examples of the Guaranteed Minimum Income Benefit Option       G-1
APPENDIX H -- Examples of the Encore Lifetime Income Single and Joint
   Options                                                                   H-1


THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

ANNUITANT: the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

ASSUMED INVESTMENT RETURN: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

ANNUITY COMMENCEMENT DATE: the date on which annuity payments are to begin. This may be the maturity date or a date you select prior to the maturity date.

BENEFICIARY: the person, persons or entity designated to receive any death benefit proceeds payable on the death of any contract owner prior to the annuity commencement date; or to receive any remaining annuity benefits payable on the death of the annuitant after the annuity commencement date. Prior to the annuity commencement date the beneficiary will be the first person on the following list who is alive on the date of death; the joint contract owner (if any), the primary (class 1) beneficiary, the secondary (class 2) beneficiary or, if none of the above is alive, to the executor or administrator of your estate.

CODE: the Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

CONTRACT ANNIVERSARY: the same day and month as the contract date for each succeeding year of this contract.

CONTRACT DATE: the effective date of your contract.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

CONTRACT VALUE: the sum of your values in the variable annuity account, the DCA Fixed Account, Fixed Account, and/or the guaranteed period(s) of the guaranteed term account, or any valuation date prior to the annuity commencement date.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

DOLLAR COST AVERAGING (DCA) FIXED ACCOUNT: a fixed account option available for purchase payment allocations. Purchase payments allocated to the DCA Fixed Account will be transferred out to the sub-accounts of the variable annuity account that you elect, over a specific time period. Amounts in the DCA Fixed Account are part of our general account.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

GENERAL ACCOUNT: all of our assets other than those held in our separate accounts. Sometimes also referred to as fixed accounts.

GUARANTEE PERIOD: in the Guaranteed Term Account, a period of one or more years, for which the current interest rate is guaranteed.

GUARANTEED TERM ACCOUNT: a non-unitized separate account providing guarantee periods of different lengths. Amounts allocated to the guarantee periods of the guaranteed term account are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

MARKET VALUE ADJUSTMENT ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

MATURITY DATE: The date this contract matures. The maturity date will be the first of the month following the later of: (a) the Annuitant's 85th birthday; or
(b) ten years after the contract date, unless otherwise agreed to by us.

NET INVESTMENT FACTOR: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PORTFOLIO(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub-account of the variable annuity account invests in a different portfolio. Currently these include the portfolios shown on the cover page of this prospectus.

PURCHASE PAYMENTS: amounts paid to us under your contract in consideration of the benefits provided.

SEPARATE ACCOUNT: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

SUB-ACCOUNT: a division of the variable annuity account. Each sub-account invests in a different portfolio.

VALUATION DATE OR VALUATION DAYS: each date on which a portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

WE, OUR, US: Minnesota Life Insurance Company.

YOU, YOUR: the contract owner.

HOW TO CONTACT US

At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

[GRAPHIC]

ON THE INTERNET

Visit our On-line Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our Online Service Center offers access to:

     -    Account values

     -    Variable investment performance

     -    Interest rates (when applicable)

     -    Service forms

     -    Beneficiary information

     - Transactions to transfer among investment options or change your allocation percentage

     -    Contribution and transaction history

[GRAPHIC]

MINNESOTA LIFE'S ANNUITY SERVICE LINE

     - Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time, during normal business days.

[GRAPHIC]

BY MAIL

     -    For purchase payments sent by regular mail:
               Minnesota Life
               Annuity  Services
               P.O. Box 64628
               St. Paul, MN 55164-0628

     - All other service requests, inquiries and overnight express mail should be sent to:
               Annuity Services A3-9999
               400 Robert Street North
               St. Paul, MN 55101-2098

     - To receive a current copy of the MultiOption Legend Variable Annuity Statement of Additional Information (SAI) without charge, call 1-800-362-3141, or complete and detach the following and send it to:
               Minnesota Life Insurance Company
               Annuity Services
               400 Robert Street North
               St. Paul, MN 55101-2098

               Name ___________________________________________
               Address ________________________________________
               City ____________ State ___________ Zip ________

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY.

Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free look". For charges that apply to your contract, please see "Contract Charges and Fees". State variations of certain features may exist. In addition, we may offer other variable annuity contracts which could be more or less expensive or have different benefits from this contract. You should talk to your registered representative about whether this contract is right for you.

*    PURCHASE PAYMENTS:

     Initial Minimum             $10,000
     Subsequent Payment Minimum  $   500
                                 ($100 for automatic payment plans)

     * PLEASE NOTE: If you intend to use this contract as part of a qualified retirement plan or IRA, the qualified plan or IRA may have contribution minimums which are different than those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the retirement plan or IRA is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations that may apply to your situation.

     INVESTMENT OPTIONS:

          +DCA Fixed Account (new purchase payments only)   6 month option
          +DCA Fixed Account (new purchase payments only)   12 month option
          +Guaranteed Term Account                          3 year guarantee period*
                                                            5 year guarantee period*
                                                            7 year guarantee period*
                                                            10 year guarantee period*
          Variable Annuity Account                          See the list of portfolios on the cover page

          * Subject to market value adjustment on early withdrawal -- see "General Information" for additional details. The 3 year period is not currently available.

          + Please see "General Information" for information on the Fixed Account(s) and the Guaranteed Term Account.

     WITHDRAWALS:

          Minimum Withdrawal Amount                         $250

          (Withdrawals and surrenders may be subject to deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

     -    Nursing Home Waiver

     -    Terminal Illness Waiver

     -    Unemployment Waiver

State variations may apply to these waivers. See your representative and see "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; or the PREMIER DEATH BENEFIT (PDB) OPTION.

In addition, you may also elect the ESTATE ENHANCEMENT BENEFIT (EEB) OPTION. This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract. Please see "Death Benefits -- Estate Enhancement Benefit (EEB) Option" for complete details.

In order to elect one or more of these optional benefits you must be less than 76 years old and you may only elect to purchase an optional death benefit when the contract is issued. Once you elect an option it may not be cancelled or terminated. Each of the optional choices has a specific charge associated with it.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity; you may not transfer from fixed annuity reserves to variable annuity reserves.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER OPTIONAL RIDERS


We have suspended the availability of the following optional riders:

     - Guaranteed Lifetime Withdrawal Benefit II - Single Option (effective May 15, 2009)

     - Guaranteed Lifetime Withdrawal Benefit II - Joint Option (effective May 15, 2009)

     -    Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

     -    Guaranteed Income Provider Benefit (effective March 1, 2010)

Effective August 1, 2010, we are suspending the availability of the Guaranteed Lifetime Withdrawal Benefit optional rider. To purchase this rider, your application, election forms, and any related transfer paperwork must be received by the home office no later than the close of the New York Stock Exchange on August 10, 2010.


Certain other contract options may be available to you for an additional charge. These are sometimes referred to as "living benefits". Only one living benefit may be elected on a contract. When you elect a living benefit rider (except for the Guaranteed Income Provider Benefit) your investment choices will be limited and you must allocate your entire contract value to an asset allocation plan or model approved by us. Each contract option may or may not be beneficial to you depending upon your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s) it may adversely effect the benefit of the contract option. These descriptions are brief overviews of the optional riders. Please refer to the section entitled "Other Contract Options" later in the prospectus for a complete description of each rider, its benefits and its limitations and restrictions. Each rider also has a charge that applies to it. The charges are discussed in the section titled "Optional Contract Rider Charges".


GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

This contract option provides for a guaranteed minimum fixed annuity benefit, when elected on certain benefit dates, to protect against negative investment performance you may experience during your contract's accumulation period. If you do not annuitize your contract, you will not utilize the guaranteed fixed annuity benefit this option provides. If you do not intend to annuitize, this option may not be appropriate for you. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base is greater than the contract value. Once you elect this option it cannot be canceled. This rider does not guarantee an investment return in your contract or a minimum contract value. WITHDRAWALS FROM YOUR CONTRACT WILL REDUCE THE BENEFIT YOU RECEIVE IF YOU ANNUITIZE UNDER THIS RIDER AND THERE ARE LIMITATIONS ON HOW YOUR CONTRACT VALUE MAY BE ALLOCATED IF YOU PURCHASE THIS RIDER. IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE, ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT. IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THIS RIDER MAY NOT BE APPROPRIATE. SEE THE SECTION OF THIS PROSPECTUS ENTITLED 'OTHER CONTRACT OPTIONS (LIVING BENEFITS)' FOR A COMPLETE DESCRIPTION OF THE GMIB RIDER.

ENCORE LIFETIME INCOME - SINGLE (ENCORE - SINGLE)

Encore-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. In each contract year, beginning at the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4% to 6% of the benefit base. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for additional details about the Encore-Single rider. SINCE THIS RIDER IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

This rider differs, in part, from the GLWB rider in that the Encore-Single benefit base, on which the GAI is based, has the potential to increase annually; while the GLWB provides the potential for the GAI to increase every 3 years.

ENCORE LIFETIME INCOME - JOINT OPTION (ENCORE - JOINT)

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the benefit date and continuing over the lifetime of TWO "Designated Lives" regardless of the underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. In each contract year, beginning at the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income (GAI) each contract year until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4% to 6% of the benefit base. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for additional details about the Encore-Joint Rider. SINCE THIS RIDER IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

EFFECTIVE AUGUST 1, 2010, WE ARE SUSPENDING AVAILABILITY OF THIS OPTION.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life, regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

This optional rider differs, in part, from either of the GLWB II riders (single or joint) below in that the GAI amount is based on the age of the oldest contract owner and has a range of 4.0% to 6.0%; while the GLWB II riders have a set GAI amount of 5.0%.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II - SINGLE OPTION (GLWB II - SINGLE)


EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally OVER THE CONTRACT OWNER'S LIFE, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the oldest contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II - JOINT OPTION (GLWB II - JOINT)


EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II - Single Life Option. However its guarantee is OVER THE LIFETIME OF BOTH "DESIGNATED LIVES", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the youngest Designated Life's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the both Designated Lives, or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)


EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.


This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB)


EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.


This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of your variable annuity contract. All expenses shown are rounded to the nearest dollar.


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted upon annuitization.


CONTRACT OWNER TRANSACTION EXPENSES

     SALES LOAD IMPOSED ON PURCHASES
     (as a percentage of purchase payments)   None

     DEFERRED SALES CHARGE


- Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.
     (as a percentage of each purchase payment)



CONTRACT YEARS SINCE PAYMENT    DSC
----------------------------   ----
            0-1                   8%
            1-2                   7%
            2-3                   6%
            3-4                   6%
      4 and thereafter            0%

TRANSFER FEE*
   Maximum Charge               $10*
   Transfer Charge             None


* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

ANNUAL MAINTENANCE FEE**        $30

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

BEFORE ANNUITY PAYMENTS COMMENCE

     BASE CONTRACT SEPARATE ACCOUNT CHARGES

Mortality and Expense Risk Fee                                             1.50%
Administrative Fee                                                         0.15%
Total Base Contract Separate Account Annual Expenses (No Optional
     Riders)                                                               1.65%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                                                  TOTAL CHARGE:
                                                                 DEATH BENEFIT +
                                                                  BASE CONTRACT
                                                                 ---------------
Highest Anniversary Value (HAV) Death Benefit
   Charge 0.15%                                                       1.80%
Premier Death Benefit (PDB)
   Charge 0.35%                                                       2.00%
Estate Enhancement Benefit (EEB)
   Charge 0.25%                                                       1.90%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES

                                                                  TOTAL CHARGE:
                                                                 OPTION CHARGE +
                                                                  BASE CONTRACT
                                                                 ---------------
Guaranteed Income Provider Benefit (GIPB)*
   Charge 0.50%                                                       2.15%


*    This option may NOT be elected after March 1, 2010.

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS (EXCLUDING GMIB, GMWB, GLWB, GLWB II (SINGLE AND JOINT), AND ENCORE (SINGLE AND JOINT))

BASE CONTRACT+PDB+EEB+GIPB                                            2.75%

(Does not include the GMIB, GMWB, GLWB, either GLWB II options, or either Encore options because the changes that apply are not separate account charges.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE

Guaranteed Minimum Withdrawal Benefit         Maximum possible charge   1.00%
   (GMWB) Charge(1)                           Current benefit charge    0.50%

Guaranteed Lifetime Withdrawal Benefit        Maximum possible charge   0.60%
   (GLWB) Charge(2)                           Current benefit charge    0.60%

Guaranteed Lifetime Withdrawal Benefit II -   Maximum possible charge   1.00%
   Single (GLWB II-Single) Charge(3)          Current benefit charge    0.60%

Guaranteed Lifetime Withdrawal Benefit II -   Maximum possible charge   1.15%
   Joint (GLWB II-Joint) Charge(4)            Current benefit charge    0.75%

Guaranteed Minimum Income Benefit             Maximum possible charge   1.50%
   (GMIB) Charge(5)                           Current benefit charge    0.95%

Encore Lifetime Income - Single               Maximum possible charge   1.75%
   (Encore-Single) Charge(6)                  Current benefit charge    1.10%

Encore Lifetime Income - Joint                Maximum possible charge   2.00%
   (Encore-Joint) Charge(7)                   Current benefit charge    1.30%


(1) The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. Please see the GMWB section of the prospectus for a detailed discussion of charges and formulas used to calculate these amounts. This option may NOT be elected if you have selected the Premier Death Benefit, GIPB, GLWB, or either GLWB II.

(2) The annual charge for this option is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one-quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB section of the prospectus for details. This option may NOT be elected if you have selected the Premier Death Benefit, GIPB, GMWB, or either GLWB II.

(3) The annual charge for this option is equal to 0.60% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Single is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one-quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the

     GLWB II-Single section of the prospectus for details. This option may NOT be elected if you have selected the Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Joint.

(4) The annual charge for this option is equal to 0.75% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Joint is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one-quarter of the annual GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB II-Joint section of the prospectus for details. This option may NOT be elected if you have selected the Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Single.

(5) The current annual rider charge is equal to 0.95% of the GMIB benefit base. Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the annual rider charge will be multiplied by the benefit base amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the GMIB benefit base is determined. This option may not be elected if you have selected the Premier Death Benefit, Estate Enhancement Benefit, GIPB, GMWB, GLWB, either of the GLWB II Riders or Encore-Single or Encore-Joint.

(6) The current annual rider charge is equal to 1.10%. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. This option may not be elected if you have selected the Premier Death Benefit, Estate Enhancement Benefit, GMIB, GIPB, GMWB, GLWB, either GLWB II, or Encore-Joint.

(7) The current annual rider charge is equal to 1.30%. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. This option may not be elected if you have selected the Premier Death Benefit, Estate Enhancement Benefit, GMIB, GIPB, GMWB, GLWB, either GLWB II, or Encore-Single.


The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolios fees and expenses is contained in the prospectus for each portfolio.


                                                                                            MINIMUM   MAXIMUM
                                                                                            -------   -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(1) To be filed by subsequent amendment.
(expenses that are deducted from portfolio assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                                ___%      ___%


(1) The table showing the range of expenses for the Portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds or ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the Portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.

(2) The maximum Total Annual Portfolio Company Operating Expense shown above is BEFORE any fee waivers or expense reimbursements. The fee waiver and expense reimbursement through December 31, 2008 was 2.67%, resulting in a net annual portfolio company operating expense of 0.93% for the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio. The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Portfolio Company Operating Expenses, excluding acquired fund fees and expenses and extraordinary expenses, do not exceed a maximum of 0.73% of Class II shares average daily net assets through April 30, 2010. The addition of excluded expenses may cause the Portfolio's Total Annual Portfolio Company Operating Expenses to exceed the maximum amounts of 0.73% for Class II agreed to by the Adviser and Subadviser. Please see the Ibbotson ETF Allocation Series prospectuses for additional information.

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" for more information.


CONTRACT OWNER EXPENSE EXAMPLE


This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

Please note:

     -    You may only elect ONE living benefit on the contract.

     - If you elect the Premier Death Benefit, you may NOT elect the GMIB, GLWB or Encore-Single or Encore-Joint.

     - If you elect the Estate Enhancement Benefit, you may not elect the GMIB, Encore-Single or Encore-Joint.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The example is shown using both the least expensive portfolio (minimum fund expenses) and the most expensive portfolio (maximum fund expenses) before reimbursements, with the most expensive contract design over the time period:

     -    Base + HAV + Encore-Joint

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                        IF YOU ANNUITIZE AT THE END OF
                             IF YOU SURRENDERED YOUR CONTRACT AT         THE APPLICABLE TIME PERIOD OR
                            THE END OF THE APPLICABLE TIME PERIOD       DO NOT SURRENDER YOUR CONTRACT
                            -------------------------------------   -------------------------------------
                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                            ------   -------   -------   --------   ------  --------   -------   --------
MAXIMUM FUND EXPENSES
Base + HAV + Encore-Joint    $000     $000      $000       $000     $000     $000        $000      $000
MINIMUM FUND EXPENSES
Base + HAV + Encore-Joint    $000     $000      $000       $000     $000     $000        $000      $000



NOTE: In the above example, it is assumed that the maximum possible charge applies for the optional benefit. The Encore-Joint option has a reset annually that could increase the rider charge. Therefore, the maximum possible rider charge is used starting at the first annual reset in the example above. If the rider charge did not actually increase, then your expenses would be less than those shown in the example.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

AFTER ANNUITY PAYMENTS COMMENCE


The next section shows the fees and charges that apply to your contract after you have annuitized it.

SEPARATE ACCOUNT BASED CHARGES
Mortality and Expense Risk Fee                         1.20%
Administrative Fee                                     0.15%
Total Base Contract Separate Account Annual
   Expenses (No Optional Riders)                       1.35%
Optional Death Benefit Separate Account Charges   Not Applicable
Other Optional Separate Account Charges           Not Applicable
OTHER CHARGES
Other Optional Benefit Charges taken from
   Contract Value                                 Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements." The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. YOU

SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the portfolio prospectuses.


                                                  INVESTMENT                                      INVESTMENT
           FUND NAME                                ADVISER                                       OBJECTIVE
------------------------------   --------------------------------------------   ---------------------------------------------
ADVANTUS SERIES FUND, INC.

Bond Portfolio -                 Advantus Capital Management, Inc.              Seeks as high a level of a long-term total
   Class 2 Shares                                                               rate of return as is consistent with prudent
                                                                                investment risk. The Portfolio also seeks
                                                                                preservation of capital as a secondary
                                                                                objective.

Index 400 Mid-Cap Portfolio -    Advantus Capital Management, Inc.              Seeks investment results generally
   Class 2 Shares                                                               corresponding to the aggregate price and
                                                                                dividend performance of the publicly traded
                                                                                common stocks that comprise the Standard &
                                                                                Poor's 400 MidCap Index (the S&P 400).

Index 500 Portfolio -            Advantus Capital Management, Inc.              Seeks investment results that correspond
   Class 2 Shares                                                               generally to the price and yield performance
                                                                                of the common stocks included in the Standard
                                                                                & Poor's 500 Composite Stock Price Index (the
                                                                                S&P 500).

International Bond Portfolio -   Advantus Capital Management, Inc.              Seeks to maximize current income,
   Class 2 Shares                SUB-ADVISER: Franklin Advisers, Inc.           consistent with the protection of principal.

Money Market Portfolio+          Advantus Capital Management, Inc.              Seeks maximum current income to the extent
                                                                                consistent with liquidity and the
                                                                                preservation of capital.

Mortgage Securities Portfolio    Advantus Capital Management, Inc.              Seeks a high level of current income
   - Class 2 Shares                                                             consistent with prudent investment risk.

Real Estate Securities           Advantus Capital Management, Inc.              Seeks above average income and long-term
   Portfolio - Class 2 Shares                                                   growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

International Value Portfolio    AllianceBernstein L.P.                         The Portfolio's investment objective is
   - Class B Shares                                                             long-term growth of capital.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund -        American Century Investment                    The fund seeks capital growth by investing in
   Class II Shares               Management, Inc.                               common stocks. Income is a secondary
                                                                                objective.

VP Ultra(R) Fund -               American Century Investment                    The fund seeks long-term capital growth.
   Class II Shares               Management, Inc.

VP Value Fund -                  American Century Investment                    The fund seeks long-term capital growth.
   Class II Shares               Management, Inc.                               Income is a secondary objective.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

VP Inflation Protection Fund -   American Century Investment                    The fund pursues long-term total return using
   Class II Shares               Management, Inc.                               a strategy that seeks to protect against U.S.
                                                                                inflation.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS

Contrafund(R) Portfolio -        Fidelity Management & Research Company FMR     Seeks long-term capital appreciation.
   Service Class 2 Shares        Co., Inc. Fidelity Management & Research
                                 (U.K.) Inc. (FMR U.K.) Fidelity Research &
                                 Analysis Company Fidelity International
                                 Investment Advisors (FIIA) Fidelity
                                 International Investment Advisors (U.K.)
                                 Limited (FIIA (U.K.) L) Fidelity Investments
                                 Japan Limited (FIJ)

                                                  INVESTMENT                                      INVESTMENT
           FUND NAME                                ADVISER                                       OBJECTIVE
------------------------------   --------------------------------------------   ---------------------------------------------
Equity-Income Portfolio -        Fidelity Management & Research Company FMR     Seeks reasonable income. The fund will also
   Service Class 2 Shares        Co., Inc. Fidelity Management & Research       consider the potential for capital
                                 (U.K.) Inc. (FMR U.K.) Fidelity Research &     appreciation. The fund's goal is to achieve a
                                 Analysis Company Fidelity International        yield which exceeds the composite yield on
                                 Investment Advisors (FIIA) Fidelity            the securities comprising the Standard &
                                 International Investment Advisors (U.K.)       Poor's 500(SM) Index (S&P 500(R)).
                                 Limited (FIIA (U.K.) L) Fidelity Investments
                                 Japan Limited (FIJ)

High Income Portfolio -          Fidelity Management & Research Company         Seeks a high level of current income, while
   Service Class 2 Shares        SUB-ADVISER: FMR Co., Inc., Fidelity           also considering growth of capital.
                                 Research & Analysis Company (FRAC), formerly
                                 known as Fidelity Management & Research (Far
                                 East) Inc., Fidelity International
                                 Investment Advisors (FIIA), Fidelity
                                 International Investment Advisors (U.K.)
                                 Limited (FIIA(U.K.)L), Fidelity Investments
                                 Japan Limited (FIJ)

Mid Cap Portfolio -              Fidelity Management & Research Company FMR     Seeks long-term growth of capital.
   Service Class 2 Shares        Co., Inc. Fidelity Management & Research
                                 (U.K.) Inc. (FMR U.K.) Fidelity Research &
                                 Analysis Company Fidelity International
                                 Investment Advisors (FIIA) Fidelity
                                 International Investment Advisors (U.K.)
                                 Limited (FIIA (U.K.) L) Fidelity Investments
                                 Japan Limited (FIJ)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Large Cap Growth        Franklin Advisers, Inc.                        The Fund's investment goal is capital
   Securities Fund -                                                            appreciation.
   Class 2 Shares

Franklin Small Cap Value         Franklin Advisory Services, LLC                The Fund's investment goal is long-term
   Securities Fund -                                                            total return.
   Class 2 Shares

Franklin Small-Mid Cap Growth    Franklin Advisers, Inc.                        The Fund's investment goal is long-term
   Securities Fund -                                                            capital growth.
   Class 2 Shares

Mutual Shares Securities Fund    Franklin Mutual Advisers, LLC                  The Fund's principal investment goal is
   - Class 2 Shares                                                             capital appreciation. Its secondary goal is
                                                                                income.

Templeton Developing Markets     Templeton Asset Management Ltd.                The Fund's investment goal is long-term
   Securities Fund -                                                            capital appreciation.
   Class 2 Shares

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (IBBOTSON)

Ibbotson Aggressive Growth ETF   ALPS Advisors, Inc., SUB-ADVISER:              Seeks to provide investors with capital
   Asset Allocation Portfolio    Ibbotson Associates, Inc.                      appreciation.
   - Class II Shares

Ibbotson Balanced ETF Asset      ALPS Advisors, Inc., SUB-ADVISER:              Seeks to provide investors with capital
   Allocation Portfolio          Ibbotson Associates, Inc.                      appreciation and some current income.
   - Class II Shares

Ibbotson Conservative ETF        ALPS Advisors, Inc., SUB-ADVISER:              Seeks to provide investors with current
   Asset Allocation Portfolio    Ibbotson Associates, Inc.                      income and preservation of capital.
   - Class II Shares

Ibbotson Growth ETF Asset        ALPS Advisors, Inc., SUB-ADVISER:              Seeks to provide investors with capital
   Allocation Portfolio -        Ibbotson Associates, Inc.                      appreciation.
   Class II Shares

Ibbotson Income and Growth ETF   ALPS Advisors, Inc., SUB-ADVISER:              Seeks to provide investors with current
   Asset Allocation Portfolio    Ibbotson Associates, Inc.                      income and capital
   Class II Shares
   appreciation.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Government         Goldman Sachs Asset Management, L.P.           Seeks a high level of current income,
   Income Fund -                                                                consistent with safety of principal.
   Service Shares

                                                  INVESTMENT                                      INVESTMENT
           FUND NAME                                ADVISER                                       OBJECTIVE
------------------------------   --------------------------------------------   ---------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS

Invesco V.I. Basic Balanced      Invesco Advisors, Inc.                         The fund's investment objective is long-term
   Fund - Series II Shares                                                      growth of capital and current income. The
                                                                                investment objective of the fund may be
                                                                                changed by the Board of Trustees (the Board)
                                                                                without shareholder approval.

Invesco V.I. Capital             Invesco Advisors, Inc.                         The fund's investment objective is growth of
   Appreciation Fund -                                                          capital. The investment objective of the fund
   Series II Shares                                                             may be changed by the Board of Trustees (the
                                                                                Board) without shareholder approval.

Invesco V.I. Core Equity Fund    Invesco Advisors, Inc.                         The fund's investment objective is growth of
   - Series II Shares                                                           capital. The investment objective of the fund
                                                                                may be changed by the Board of Trustees (the
                                                                                Board) without shareholder approval.

Invesco V.I. Small Cap Equity    Invesco Advisors, Inc.                         The fund's investment objective is long-term
   Fund - Series II Shares                                                      growth of capital. The investment objective
                                                                                of the fund may be changed by the Board of
                                                                                Trustees (the Board) without shareholder
                                                                                approval.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

Ivy Funds VIP Asset Strategy     Waddell & Reed Investment                      Seeks high total return over the long term.
                                 Management Company

Ivy Funds VIP Balanced           Waddell & Reed Investment                      Seeks, as a primary objective, to provide
                                 Management Company                             current income to the extent that, in the
                                                                                opinion of WRIMCO, the Portfolio's investment
                                                                                manager, market and economic conditions
                                                                                permit. As a secondary objective, the
                                                                                Portfolio seeks long-term appreciation of
                                                                                capital.

Ivy Funds VIP Core Equity        Waddell & Reed Investment                      Seeks capital growth and income.
                                 Management Company

Ivy Funds VIP Global Natural     Waddell & Reed Investment                      Seeks to provide long-term growth. Any income
   Resources                     Management Company                             realized will be incidental.
                                 SUB-ADVISER: Mackenzie Financial
                                 Management Company

Ivy Funds VIP Growth             Waddell & Reed Investment                      Seeks capital growth, with current income as
                                 Management Company                             a secondary objective.

Ivy Funds VIP International      Waddell & Reed Investment                      Seeks, as a primary objective, long-term
   Growth                        Management Company                             appreciation of capital. As a secondary
                                                                                objective, the Portfolio seeks current
                                                                                income.

Ivy Funds VIP International      Waddell & Reed Investment                      Seeks long-term capital growth.
   Value                         Management Company

Ivy Funds VIP Micro Cap Growth   Waddell & Reed Investment                      Seeks long-term capital appreciation.
                                 Management Company
                                 SUB-ADVISER: Wall Street Associates

Ivy Funds VIP Mid Cap Growth     Waddell & Reed Investment                      Seeks to provide growth of your investment.
                                 Management Company

Ivy Funds VIP Science and        Waddell & Reed Investment                      Seeks long-term capital growth.
   Technology                    Management Company

Ivy Funds VIP Small Cap Growth   Waddell & Reed Investment                      Seeks growth of capital.
                                 Management Company

Ivy Funds VIP Small Cap Value    Waddell & Reed Investment                      Seeks long-term accumulation of capital.
                                 Management Company

Ivy Funds VIP Value              Waddell & Reed Investment                      Seeks long-term capital appreciation.
                                 Management Company

                                                  INVESTMENT                                      INVESTMENT
           FUND NAME                                ADVISER                                       OBJECTIVE
------------------------------   --------------------------------------------   ---------------------------------------------
JANUS ASPEN SERIES

Balanced Portfolio - Service     Janus Capital Management LLC                   Seeks long-term capital growth, consistent
   Shares                                                                       with preservation of capital and balanced by
                                                                                current income.

Forty Portfolio - Service        Janus Capital Management LLC                   Seeks long-term growth of capital.
   Shares

Overseas Portfolio -             Janus Capital Management LLC                   Seeks long-term growth of capital.
   Service Shares

Perkins Mid Cap Value            Janus Capital Management LLC                   Seeks capital appreciation.
   Portfolio - Service Shares    SUB-ADVISER: Perkins Investment
                                 Management LLC

MFS(R) VARIABLE INSURANCE TRUST(SM)

Investors Growth Stock Series    Massachusetts Financial                        The fund's investment objective is to seek
   - Service Shares              Services Company                               capital appreciation. The fund's objective
                                                                                may be changed without shareholder approval.

Mid Cap Growth Series -          Massachusetts Financial                        The fund's investment objective is to seek
   Service Shares                Services Company                               capital appreciation. The fund's objective
                                                                                may be changed without shareholder approval.

New Discovery Series -           Massachusetts Financial                        The fund's investment objective is to seek
   Service Shares                Services Company                               capital appreciation. The fund's objective
                                                                                may be changed without shareholder approval.

Value Series - Service Shares    Massachusetts Financial                        The fund's investment objective is to seek
                                 Services Company                               capital appreciation. The fund's objective
                                                                                may be changed without shareholder approval.
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman AMT Socially    Neuberger Berman Management Inc.               Seeks long-term growth of capital by
   Responsive Portfolio          SUB-ADVISER: Neuberger Berman, LLC             investing primarily in securities of
   - S Class Shares                                                             companies that meet the Fund's financial
                                                                                criteria and social policy. To pursue this
                                                                                goal, the Fund invests mainly in common
                                                                                stocks of mid- to large- capitalization
                                                                                companies. The Fund seeks to reduce risk by
                                                                                investing across many different industries.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA -   OppenheimerFunds, Inc.                         Seeks capital appreciation by investing in
   Service Shares                                                               securities of well- known established
                                                                                companies.

High Income Fund/VA -            OppenheimerFunds, Inc.                         Seeks a high level of current income from
   Service Shares                                                               investment in high-yield fixed- income
                                                                                securities.

Main Street Small Cap Fund(R)/   OppenheimerFunds, Inc.                         Seeks capital appreciation.
   VA - Service Shares

PANORAMA SERIES FUND, INC.

International Growth Fund/VA -   OppenheimerFunds, Inc.                         Seeks long-term growth of capital by
   Service Shares                                                               investing under normal circumstances, at
                                                                                least 90% of its total assets in equity
                                                                                securities of companies wherever located, the
                                                                                primary stock market of which is outside the
                                                                                United States.

                                                  INVESTMENT                                      INVESTMENT
           FUND NAME                                ADVISER                                       OBJECTIVE
------------------------------   --------------------------------------------   ---------------------------------------------
PIMCO VARIABLE INSURANCE TRUST

PIMCO Low Duration Portfolio -   Pacific Investment Management Company LLC      Seeks maximum total return, consistent with
   Advisor Class                 ("PIMCO")                                      preservation of capital and prudent
                                                                                investment management.

PIMCO Total Return Portfolio -   Pacific Investment Management                  Seeks maximum total return, consistent with
Advisor Class                    Company LLC ("PIMCO")                          preservation of capital and prudent
                                                                                investment management.

PUTNAM VARIABLE TRUST

Putnam VT Equity Income Fund -   Putnam Investment Management, LLC              Seeks capital growth and current income.
   Class IB Shares

Putnam VT Growth and Income      Putnam Investment Management, LLC              Seeks capital growth and current income.
   Fund - Class IB Shares

Putnam VT International Equity   Putnam Investment Management, LLC              Seeks capital appreciation.
   Fund - Class IB Shares

Putnam VT New Opportunities      Putnam Investment Management, LLC              Seeks long-term capital appreciation.
   Fund - Class IB Shares

Putnam VT Voyager Fund -         Putnam Investment Management, LLC              Seeks capital appreciation.
   Class IB Shares

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (VAN KAMPEN)

Van Kampen UIF Emerging          Morgan Stanley Investment Management Inc.      Seeks long-term capital appreciation by
   Markets Equity Portfolio -                                                   investing primarily in growth-oriented equity
   Class II Shares                                                              securities of issuers in emerging market
                                                                                countries.

Van Kampen UIF U.S. Mid Cap      Morgan Stanley Investment Management Inc.      Seeks above-average total return over a
   Value Portfolio -                                                            market cycle of three to five years by
   Class II Shares                                                              investing in common stocks and other equity
                                                                                securities.

VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio -       Van Kampen Asset Management                    Seek capital appreciation.
   Class II Shares

Comstock Portfolio -             Van Kampen Asset Management                    Seek capital growth and income through
   Class II Shares                                                              investments in equity securities, including
                                                                                common stocks, preferred stocks and
                                                                                securities convertible into common and
                                                                                preferred stocks.

Growth and Income Portfolio -    Van Kampen Asset Management                    Seek long-term growth of capital and income.
   Class II Shares


+ Although the Money Market Portfolio seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Portfolio may become extremely low and possibly negative.

DESCRIPTION OF THE CONTRACT

Your contract may be used generally in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your representative about availability and details. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: 400 Robert Street North, St. Paul, Minnesota 55101-2098. This is referred to as the "free look" period. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest.

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to $10,000, and must be in U.S. dollars.

We may reduce the initial purchase payment requirement if you purchase this contract through a 1035 exchange or qualified plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial purchase payment for this contract, but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial purchase payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $2,000,000, for the same owner or annuitant except with our consent. Currently we are waiving this limitation up to $5,000,000. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any deferred sales charges.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to the DCA Fixed Account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options.

FOCUSED PORTFOLIO STRATEGIES OR MODELS

Minnesota Life makes available to contract owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("model portfolios") that range from conservative to aggressive in investment style. These model portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

Pursuant to an agreement with Minnesota Life, Ibbotson Associates, Inc. ("Ibbotson"), a diversified financial services firm and registered investment adviser, determines the composition of the model portfolios. There is no investment advisory relationship between Ibbotson and contract owners and you should not rely on the model portfolios as providing individualized investment recommendations to you. In the future, Minnesota Life may modify or discontinue its arrangement with Ibbotson, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, or may provide its own asset allocation models.

The following is a brief description of the five model portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the model portfolios. Please talk to him or her if you have additional questions about these model portfolios.

AGGRESSIVE GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in international equity, large cap value and large cap growth.

GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in large cap value, international equity, large cap growth and fixed income.

CONSERVATIVE GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.

INCOME portfolio is composed of underlying sub-accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity, and large cap growth.

CONSERVATIVE INCOME portfolio is composed of underlying sub-accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value and large cap growth.

The target asset allocations of these model portfolios may vary from time to time in response to market conditions and changes in the holdings of the funds in the underlying portfolios. However, this is considered a "static" allocation model. When you elect one of the model portfolios we do not automatically change your allocations among the sub-accounts if the model portfolio's allocation is changed. You must instruct us to change the allocation.

Only certain model portfolios may be used with the living benefits riders. Please see the section that describes the optional benefit you are considering for additional discussion of how the models are required to be used for these benefits.


CUSTOMCHOICE ALLOCATION OPTION

In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is only available if you purchase the GMIB or either Encore rider. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option you must allocate 100% of your contract value within the limitations set forth below.

You may transfer your contract value among the fund options within a group or among funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between funds within the CustomChoice Allocation Option will be validated against the limitations based on contract values as of the valuation date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. THE DCA FIXED ACCOUNT AND GUARANTEED TERM ACCOUNT OPTIONS ARE NOT AVAILABLE IF YOU PARTICIPATE IN THE CUSTOMCHOICE ALLOCATION OPTION.

In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

To participate in the CustomChoice Allocation Option you must allocate 100% of your contract value to Groups A, B, C and D, according to the following limitations:

     Group A -- a MINIMUM of 30% and MAXIMUM of 70% of your contract value, but no more than 30% of contract value may be allocated to any single fund in Group A

     Group B -- a MINIMUM of 30% of your contract value, but no more than 30% of contract value may be allocated to any single fund in Group B

     Group C -- a MAXIMUM of 25% of your contract value, but no more than 15% of contract value may be allocated to any single fund in Group C

     Group D -- a MAXIMUM of 10% of your contract value, but no more than 5% of contract value may be allocated to any single fund in Group D

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your contract value to Group A and a minimum of 30% of your contract value to Group B. You are not required to allocate anything to Groups C or D.

The underlying funds in each Group are:

GROUP A (30% - 70%, NO MORE THAN 30% IN ANY SINGLE FUND)

ADVANTUS SERIES FUND, INC.

     Bond Portfolio -- Class 2 Shares

     Money Market Portfolio

     Mortgage Securities Portfolio -- Class 2 Shares

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

     VP Inflation Protection Fund -- Class II Shares

GOLDMAN SACHS VARIABLE INSURANCE TRUST

     Goldman Sachs Government Income Fund -- Service Shares

PIMCO VARIABLE INSURANCE TRUST

     PIMCO Low Duration Portfolio -- Advisor Class Shares

     PIMCO Total Return Portfolio -- Advisor Class Shares

GROUP B (AT LEAST 30%, NO MORE THAN 30% IN ANY SINGLE FUND)

ADVANTUS SERIES FUND, INC.

     Index 500 Portfolio -- Class 2 Shares

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     VP Income & Growth Fund -- Class II Shares

     VP Ultra(R) Fund -- Class II Shares

     VP Value Fund -- Class II Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS

     Contrafund(R) Portfolio -- Service Class II Shares

     Equity-Income Portfolio -- Service Class II Shares

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

     Franklin Large Cap Growth Securities Fund -- Class 2 Shares

     Mutual Shares Securities Fund -- Class 2 Shares

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

     Ibbotson Aggressive Growth ETF Asset Allocation Portfolio -- Class II
     Shares

     Ibbotson Balanced ETF Asset Allocation Portfolio -- Class II Shares

     Ibbotson Conservative ETF Asset Allocation Portfolio -- Class II Shares

     Ibbotson Growth ETF Asset Allocation Portfolio -- Class II Shares

     Ibbotson Income and Growth ETF Asset Allocation Portfolio -- Class II
     Shares

INVESCO VARIABLE INSURANCE FUNDS

     Invesco V.I. Basic Balanced Fund -- Series II Shares

     Invesco V.I. Capital Appreciation Fund -- Series II Shares

     Invesco V.I. Core Equity Fund -- Series II Shares

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

     Ivy Funds VIP Asset Strategy

     Ivy Funds VIP Balanced

     Ivy Funds VIP Core Equity

     Ivy Funds VIP Growth

     Ivy Funds VIP Value

JANUS ASPEN SERIES

     Balanced Portfolio -- Service Shares

     Forty Portfolio -- Service Shares

MFS(R) VARIABLE INSURANCE TRUST(SM)

     Investors Growth Stock Series -- Service Shares

     Value Series -- Service Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS

     Capital Appreciation Fund/VA -- Service Shares

PUTNAM VARIABLE TRUST

     Putman VT -- Equity Income Fund -- Class IB Shares

     Putman VT -- Growth and Income Fund -- Class IB Shares

     Putman VT -- New Opportunities Fund -- Class IB Shares

     Putman VT -- Voyager Fund -- Class IB Shares

VAN KAMPEN LIFE INVESTMENT TRUST

     Capital Growth Portfolio -- Class II Shares

     Comstock Portfolio -- Class II Shares

     Growth and Income Portfolio -- Class II Shares

GROUP C (UP TO 25%, NO MORE THAN 15% IN ANY SINGLE FUND)

ADVANTUS SERIES FUND, INC.

     Index 400 Mid-Cap Portfolio -- Class 2 Shares

     International Bond Portfolio -- Class 2 Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

     International Value Portfolio -- Class B Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS

     Mid Cap Portfolio -- Service Class 2 Shares

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

     Franklin Small Cap Value Securities Fund -- Class 2 Shares

     Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares

INVESCO VARIABLE INSURANCE FUNDS

     Invesco V.I. Small Cap Equity Fund -- Series II Shares

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

     Ivy Funds VIP International Growth

     Ivy Funds VIP International Value

     Ivy Funds VIP Micro Cap Growth

     Ivy Funds VIP Mid Cap Growth

     Ivy Funds VIP Small Cap Growth

     Ivy Funds VIP Small Cap Value

JANUS ASPEN SERIES

     Overseas Portfolio -- Service Shares

     Perkins Mid Cap Value Portfolio -- Service Shares

MFS(R) VARIABLE INSURANCE TRUST(SM)

     Mid Cap Growth Series -- Service Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS

     Main Street Small Cap Fund(R)/VA -- Service Shares

PANORAMA SERIES FUND, INC.

     International Growth Fund/VA -- Service Shares

PUTNAM VARIABLE TRUST

     Putnam VT -- International Equity Fund -- Class IB Shares

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

     Van Kampen UIF U.S. Mid Cap Value Portfolio -- Class II Shares

GROUP D (UP TO 10%, NO MORE THAN 5% IN ANY SINGLE FUND)

ADVANTUS SERIES FUND, INC.

     Real Estate Securities Portfolio -- Class 2 Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS

     High Income Portfolio -- Service Class 2 Shares

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

     Templeton Developing Markets Securities Fund -- Class 2 Shares

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

     Ivy Funds VIP Global Natural Resources

     Ivy Funds VIP Science and Technology

MFS(R) VARIABLE INSURANCE TRUST(SM)

     New Discovery Series -- Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman AMT Socially Responsive Portfolio -- S Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS

     High Income Fund/VA -- Service Shares

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

     Van Kampen UIF Emerging Markets Equity Portfolio -- Class II Shares

REBALANCING

If you elect to use the CustomChoice Allocation Option, your contract value will automatically be rebalanced each quarter. When we rebalance your contract value we will transfer amounts between sub-accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the contract date. If the contract date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

POSSIBLE CHANGES

We reserve the right to add, remove, or change the groups, the funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a purchase payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the purchase payment, reallocation request or transfer request. If a contract owner makes an allocation change request to a fund or group that is no longer available, the contract owner will be obligated to provide a new allocation instruction to a fund or group available at the time of the request. Until your next purchase payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

TERMINATION

To terminate participation in the CustomChoice Allocation Option you must allocate your entire contract value to another allocation plan approved for use with the rider you have elected.


TRANSFERS


Values may be transferred between the guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request, internet (through our Online Service Center) or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. You may not transfer into the DCA Fixed Account.


Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests (including any faxed requests) and internet transfers through our on-line service center. We have procedures designed to provide reasonable assurance that telephone, internet or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us for telephone and internet transactions, we record telephone instruction conversations and we provide you with written confirmations of your telephone, internet or faxed transactions.

There is generally no dollar amount limitation on transfers. Limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please see "General Information -- Fixed Account(s) and the Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone, internet or faxed requests due to market conditions or performance of systems. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

     -    the dollar amount of the transfer(s);

     - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

     - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

     -    the number of transfers in the previous calendar quarter;

     - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, contract owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and two dollar cost averaging options -- (1) regular Dollar Cost Averaging ("DCA") and
(2) the DCA Fixed Account option. You may elect either rebalancing or regular DCA to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect more than one of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

     AUTOMATIC PORTFOLIO REBALANCING

     Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

     Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account or for values in the DCA Fixed Account.

     If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.

DOLLAR COST AVERAGING

Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio.

For the "regular" DCA, you must tell us the sub-accounts in your contract that you wish to transfer amounts out of as well as the sub-accounts into which you wish the amounts transferred. In addition, you must instruct us as to the dollar amount (or percentage amount) you wish transferred and the frequency (monthly, quarterly, semi-annual or annual). You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). You may not elect "regular" DCA out of any of the guaranteed term accounts.

Your "regular" DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. DCA will not effect your allocation of future purchase payments; is not limited to a maximum or minimum number of portfolios; and is not available after you annuitize.

DCA FIXED ACCOUNT OPTION

The DCA Fixed Account option also allows you to dollar cost average. However, the DCA Fixed Account option differs from regular DCA described above. The DCA Fixed Account option may only be used for new purchase payments to the contract -- you may not transfer into it from other investment options.

Purchase payment amounts that you allocate to the DCA Fixed Account will be held in a fixed account which credits interest at an annual rate at least equal to the amount shown on page 1 of your contract. Beginning one month following the date a purchase payment is allocated to the DCA Fixed Account, a portion of the amount allocated will be systematically transferred over an established period of time (currently either 6 months or 12 months) to sub-accounts of the variable annuity account that you have elected. If the date on which you allocate a purchase payment to the DCA Fixed Account is on or after the 26th day of the month, then the systematic transfer will begin on the first day of the following month.

Each month thereafter a portion of the allocated purchase payment will be transferred to the designated sub-accounts until the DCA Fixed Account has been depleted. In the event you allocate additional purchase payments to the DCA Fixed Account during the period selected, those additional amounts will be transferred over the remainder of the period. If you allocate purchase payments to the DCA Fixed Account after it is depleted, a new period of time will be started, as selected by you.

You may not establish transfers into any of the Guaranteed Term Accounts. The DCA Fixed Account is not available with automatic premium purchase (APP) plans or in combination with any other systematic transfer arrangement.

If you wish to terminate this systematic transfer prior to the end of the period, you may instruct us to do so. Any remaining amount held in the DCA Fixed Account at that time will be transferred to the sub-accounts you elected as of the valuation date coincident with or next following the date you instruct us to terminate the transfers. In the event you die prior to the end of the period, the amount remaining in your DCA Fixed Account when we receive notice of your death will be transferred to the money market sub-account.

     The DCA Fixed Account is not available after you annuitize. Amounts held in the DCA Fixed Account are part of our general account. To the extent permitted by law we reserve the right at anytime to stop accepting new purchase payments to the DCA Fixed Account.

     Below is an example designed to show how transfers from the DCA Fixed Account might work:

                            DCA FIXED ACCOUNT EXAMPLE

                                                 PURCHASE
                               DCA FIXED         PAYMENTS         TRANSFER TO        DCA FIXED
TRANSACTION                 ACCOUNT BEFORE   ALLOCATED TO DCA    SELECTED SUB-    ACCOUNT AFTER
    DATE      TRANSACTION      ACTIVITY        FIXED ACCOUNT        ACCOUNTS        ACTIVITY
-----------   -----------   --------------   ----------------   ---------------   -------------
   June 1       Purchase
                Payment            0             20,000.00            --             20,000.00
   July 1       Monthly
                Transfer       20,080.36                --          1,673.36
  August 1      Monthly                                         (=20,080.36/12)      18,407.00
                Transfer       18,483.43                --          1,680.31
 August 15      Purchase                                        (=18,483.43/11)      16,803.12
                Payment        16,834.59         10,000.00            --             26,834.59
September 1     Monthly
                Transfer       26,895.64                --          2,689.56
                                                                (=26,895.64/10)      24,206.08

To illustrate the DCA Fixed Account, assume a contract is issued on June 1. At this time, purchase payments totaling $20,000 are allocated to the 12 month DCA Fixed Account. Assume the interest rate as of June 1 for the 12 month DCA Fixed Account option is 5%.

On July 1, one month after the first purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $20,080.36. There are 12 monthly transfers remaining from the DCA Fixed Account. Therefore, an amount of $1,673.36 ($20,080.36 /12) is transferred into the variable sub-accounts you previously selected.

On August 1, two months after the initial purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $18,483.43. There are 11 monthly transfers remaining in the period. Therefore, an amount of $1,680.31 ($18,483.43 /11) is transferred into the variable sub-accounts you previously selected.

On August 15, the value of the DCA Fixed Account is $16,834.59. An additional purchase payment of $10,000 is allocated to the DCA Fixed Account resulting in a DCA Fixed Account value of $26,834.59. Since this additional purchase payment was made during the 12 month period originally established on June 1, the resulting DCA Fixed Account Value will be transferred over the remaining 10 monthly transfers.

On September 1, three months after the initial purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $26,895.64. There are 10 monthly transfers remaining in the period. Therefore, an amount of $2,689.56 ($26,895.64 /10) is transferred into the variable sub-accounts you previously selected.

This process will continue, with transfers being made monthly, until the end of the 12 month period. The final transfer will occur on June 1 of the following year. Following this transfer, the DCA Fixed Account value will equal zero.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

     CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central
Time), on each day, Monday through Friday, except:

     - days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

     - days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

     - customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to the DCA Fixed Account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

     VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to any fixed account(s) and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

     ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

     - the value of that accumulation unit on the immediately preceding valuation date by,

     - the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.50% per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional benefit the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

     - the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

     - the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

     - the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

     - on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

     - when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

To request a withdrawal or surrender (including 1035 exchanges) you must submit to Annuity Services, a fully completed and signed Minnesota Life surrender or withdrawal form. The form(s) may be sent to us via facsimile. Our FAX number is:
(651) 665-7942. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, all guarantee periods of the guaranteed term account and any amounts in the DCA Fixed Account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- Fixed Account(s) and the Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

     - no purchase payments are made for a period of two or more full contract years, and

     - the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

     -    the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

     - neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

     - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant. You should discuss the tax consequences with you tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

     - any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

     - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

     - other periods the SEC by order permits for the protection of the contract owners.

See "Fixed Account(s) and the Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

Confirmation statements will be sent for any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. You will also receive quarterly statements with certain contract information. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase payment plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the fixed account(s) or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 8% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from all sub-accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. It applies only to withdrawal or surrender of purchase payments. The applicable DSC percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT    DSC
----------------------------    ----
            0-1                  8%
            1-2                  7%
            2-3                  6%
            3-4                  6%
      4 and thereafter           0%

The amount of the DSC is determined by:

     - calculating the number of years each purchase payment being withdrawn has been in the contract;

     - multiplying each purchase payment withdrawn by the appropriate deferred sales charge percentage in the table; and

     - adding the DSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a DSC. If the contract owner requests a withdrawal of $1,000, and the applicable deferred sales charge is 7% (because the purchase payment is more than 1 year old but less than two years old), the contract owner will receive $1,000, the deferred sales charge will be $75.27 (which represents the deferred sales charge applied to the total amount withdrawn, including the deferred sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

The DSC will not apply to:

     - Amounts withdrawn in any contract year that are less than or equal to the annual "face amount." The face amount shall be equal to 10% of purchase payments not previously withdrawn and received by us during the current contract year plus the greater of:

          (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or

          (2) 10% of the sum of purchase payments not previously withdrawn and still subject to DSC as of the most recent contract anniversary.

     - Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

     - Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

     -    Amounts applied to provide annuity payments under an annuity option.

     - Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

     - The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

     - A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

     - A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

     - A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

     - Withdrawals in a contract year, if less than or equal to the Guaranteed Annual Withdrawal (GAW) if you have purchased the Guaranteed Minimum Withdrawal Benefit option.


     - Withdrawals in a contract year, if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit II-Single, or Guaranteed Lifetime Withdrawal Benefit II-Joint, Encore Lifetime Income-Single or Encore Lifetime Income-Joint options.

NURSING HOME OR TERMINAL ILLNESS WAIVER

A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 60 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

     -    prescribed by a licensed Physician in writing; and

     - based on physical limitations which prohibit daily living in a non-institutional setting.

A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a DSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

     -    is diagnosed by a licensed Physician; and

     -    is expected to result in death within 12 months.

For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy
(DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

UNEMPLOYMENT WAIVER

Any time after the first contract anniversary, the DSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

     - provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

     - provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

     - apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

     If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

     This waiver may be exercised only one time. It is not available in Texas or Massachusetts.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the annual rate of 1.50% the net asset value during the accumulation period. During the annuity period the annual rate changes to 1.20%.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

We charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION -- CHARGE

     - If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

PREMIER DEATH BENEFIT (PDB) OPTION -- CHARGE

     - If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit. The PDB charge is equal to 0.35% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION -- CHARGE

     - If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION -- CHARGE


     - If you purchase the GMIB optional benefit, we will deduct an annual GMIB benefit charge for expenses related to this optional benefit. The current GMIB benefit charge is equal to 0.95% multiplied by the GMIB benefit base amount. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the GMIB benefit base is determined. The maximum possible charge for this rider is 1.50%. Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the GMIB benefit charge will be calculated and deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The charge does not apply after annuitization. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.


ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION -- CHARGE


     - If you purchase the Encore-Single optional benefit, we will deduct an Encore-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore-Single charge is equal to 1.10%. The maximum possible charge for this rider is 1.75%. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.


ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION -- CHARGE


     - If you purchase the Encore-Joint optional benefit, we will deduct an Encore-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The annual Encore-Joint charge is equal to 1.30%. The maximum possible charge for this rider is 2.00%. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.


GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION -- CHARGE

     - If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION -- CHARGE

     - If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the charge will be deducted pro rata from amounts held in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION -- CHARGE

     - If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% of contract value, applied quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION --
CHARGE

     - If you purchase the GLWB II-Single optional benefit, we will deduct a GLWB II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Single charge is equal to 0.60% of the greater of the contract value or Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for this rider is 1.00%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION -- CHARGE

     - If you purchase the GLWB II-Joint optional benefit, we will deduct a GLWB II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Joint charge is equal to 0.75% of the greater of the contract value or Guaranteed Withdrawal Benefit
          (GWB) amount, deducted quarterly. The maximum possible charge for the rider is 1.15%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one quarter of the GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See "Fixed Account(s) and the Guaranteed Term Account" for a complete description of this charge.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the portfolio companies that are described in the prospectuses of those companies.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. You may also wish to consult with your tax advisor in the event you choose a partial annuitization as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

(a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

(b)  the age and gender of the annuitant and any joint annuitant,

(c)  the type of annuity payment option you select, and

(d)  the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

When your contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. However, your beneficiaries may be entitled to any remaining annuity payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.

Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

You may elect to begin annuity payments immediately or at a future date you specify. If you do not elect to begin annuity payments, annuity payments will begin on the annuity commencement date. You may request a change in the annuity commencement date at any time before the maturity date. You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. The maturity date is the first of the month following the later of:

     -    the 85th birthday of the annuitant, or

     -    ten years after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for further description of these risks. Some broker-dealers may not allow you to elect an annuity commencement date or extend a maturity date beyond age 95.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the fixed account(s), a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.


If you have elected an optional GMWB, GLWB, GLWB II or Encore-Single or Encore-Joint benefit and it is still in effect when you reach the maximum maturity date, we will offer you a fifth annuity option. For GMWB, this option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW until the GWB is reduced to zero at which point annuity payments will cease. For contracts issued under qualified plans, this option may not be available if the period of time needed to liquidate the GWB exceeds life expectancy. For GLWB, GLWB II and Encore-Single or Encore-Joint the annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the life of the joint owner or Designated Life, where applicable). These options will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.


CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

A 4.50% assumed investment return (AIR) is used for the initial variable annuity payment determination. This would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. (See section entitled "Value of Annuity Unit").

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable portfolio(s). It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor (as defined in "Special Terms") for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. This factor reverses the assumed investment return (AIR) which is used to calculate the initial variable payment and annuity units. It substitutes the performance of the underlying funds in place of the AIR to determine the increase or decrease in the value of the annuity units.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

     - We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 3 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any death benefit amounts due as an adjustment in excess of the contract value on the date we receive due proof of death will be directed into the guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. Amounts will not be directed into the DCA Fixed Account Option. The death benefit will be equal to the greater of:

(a)  the contract value; or

(b) the total amount of purchase payments, adjusted pro rata for partial withdrawals (including any DSC or MVA that applied to the partial withdrawal); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

     SURVIVING SPOUSE OPTION

     If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and
     (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

     BENEFICIARY OTHER THAN A SURVIVING SPOUSE

     If the designated beneficiary is a person other than the owner's spouse, that beneficiary may:

     (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or

     (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under Section 401(a)(9) of the Internal Revenue Code.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

                          IF:                                                              THEN:
-----------------------------------------------------------    -----------------------------------------------------
The contract owner dies; and                                   The joint contract owner receives the death benefit

     -    there is a surviving joint contract owner; and

     -    the annuitant is either living or deceased.
-----------------------------------------------------------    -----------------------------------------------------
The contract owner dies; and                                   The designated beneficiary receives the death benefit

     -    there is no joint contract owner; and

     -    the annuitant is either living or deceased.
-----------------------------------------------------------    -----------------------------------------------------
The contract owner dies; and                                   Contract owner's estate receives the death benefit

     -    there is no joint contract owner; and

     - there is no designated beneficiary (or all of the beneficiaries pre- decease the contract owner);
          and

     -    the annuitant is either living or deceased
-----------------------------------------------------------    -----------------------------------------------------
The annuitant dies; and                                        The contract owner may name a new annuitant

     -    contract owner is living
-----------------------------------------------------------    -----------------------------------------------------
The annuitant dies; and                                        The designated beneficiary receives the death benefit

     -    the contract owner is a non-natural person, such
          as a trust
-----------------------------------------------------------    -----------------------------------------------------

OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. ONCE ELECTED YOU MAY NOT CHANGE IT. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Charges" for more information. Each optional contract feature may or may not be beneficial to you depending on your specific circumstances. You should consult with your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a)  the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

           HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                            HIGHEST
  CONTRACT              PURCHASE PAYMENT       CONTRACT   ANNIVERSARY    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE      BENEFIT
-----------   ---   ------------------------   --------   -----------   --------
     0         65            10,000             10,000            0      10,000
     1         66            10,000              9,000        9,000      10,000
     2         67            10,000              8,000        9,000      10,000
     3         68            10,000              9,000        9,000      10,000
     4         69            10,000             11,000       11,000      11,000
     5         70            10,000             13,500       13,500      13,500
     6         71            10,000              9,000       13,500      13,500
     7         72            10,000             10,000       13,500      13,500
     8         73            10,000             12,000       13,500      13,500
     9         74            10,000             14,000       14,000      14,000
    10         75            10,000             12,000       14,000      14,000
    11         76            10,000             15,000       15,000      15,000
    12         77            10,000             17,000       17,000      17,000
    13         78            10,000             19,000       19,000      19,000
    14         79            10,000             21,200       21,200      21,200
    15         80            10,000             23,000       23,000      23,000
    16         81            10,000             24,000       23,000      24,000

                                     [CHART]

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.

On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000. After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday.

On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age
80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

PREMIER DEATH BENEFIT OPTION

The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.

The Highest Anniversary value is described above. The 5% Death Benefit Increase value is determined as follows:

On the day your death benefit is determined, the 5% Death Benefit Increase value is equal to the sum of:

(a) the portion of the contract value in any fixed account and guaranteed term account; and

(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.

The 5% Death Benefit Increase value shall not exceed 200% of the sum of purchase payments adjusted pro rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% Death Benefit Increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.

Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% Death Benefit Increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                    PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                                           5%
                                                                          DEATH
                                                            HIGHEST      BENEFIT
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY   INCREASE    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE        VALUE    BENEFIT
-----------   ---   ------------------------   --------   -----------   --------   -------
     0         65            10,000             10,000            0      10,000     10,000
     1         66            10,000              9,000        9,000      10,500     10,500
     2         67            10,000              8,000        9,000      11,025     11,025
     3         68            10,000              9,000        9,000      11,576     11,576
     4         69            10,000             11,000       11,000      12,155     12,155
     5         70            10,000             13,500       13,500      12,763     13,500
     6         71            10,000              9,000       13,500      13,401     13,500
     7         72            10,000             10,000       13,500      14,071     14,071
     8         73            10,000             12,000       13,500      14,775     14,775
     9         74            10,000             14,000       14,000      15,513     15,513
    10         75            10,000             12,000       14,000      16,289     16,289
    11         76            10,000             15,000       15,000      17,103     17,103
    12         77            10,000             17,000       17,000      17,959     17,959
    13         78            10,000             19,000       19,000      18,856     19,000
    14         79            10,000             21,200       21,200      19,799     21,200
    15         80            10,000             23,000       23,000      20,000     23,000
    16         81            10,000             24,000       23,000      20,000     24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% Death Benefit Increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the Highest Anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% Death Benefit Increase value ($20,000). Therefore, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), neither the Highest Anniversary value nor 5% Death Benefit Increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the Highest Anniversary value ($23,000) and the 5% Death Benefit Increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

     -    You may only elect this option at the time your contract is issued.

     -    Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

If you elect the EEB option, the interest rate which will be credited to any amounts in your contract which you choose to be allocated into fixed accounts (including the DCA Fixed Account Option and any guarantee periods of the guaranteed term account), may be lower than the interest rate credited to a contract where the EEB option was not elected. This reduced interest rate helps to pay for the EEB benefit since the EEB benefit is based on all of the gain in your contract, including any interest credited under the fixed account options. The interest rate used will in no event be less than the minimum guaranteed interest rate for your contract.

FOR EXAMPLE:

Assume a contract with a $10,000 purchase payment allocated entirely into the fixed account of the contract and the contract owner elects the EEB option. If the current interest rate credited for this fixed account is 3.50% generally, the interest rate credited will be 3.25% if the EEB option is elected.

At the end of the first contract year, the contract owner will have a contract value in the fixed account of $10,325. Assuming the contract owner was under age 70, took no withdrawals, had the guaranteed minimum death benefit and died at the end of the first contract year, the EEB benefit would be $130. This is arrived at in the following way: death benefit amount, in this case contract value ($10,325) less purchase payments not previously withdrawn ($10,000) equals $325; multiplied by 0.40%, which equals $130. The 200% "cap" of purchase payments ($20,000 in this example) would not have been triggered, so the EEB benefit for this example is $130.

Using the same assumptions as above, a contract owner who did NOT elect the EEB option would have received $25 in additional interest in his/her contract due to the higher interest rate credited (3.50% versus 3.25%), but that contract owner would not receive the EEB benefit of $130.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A: Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B: Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

     -    the payment of the EEB available;

     -    termination or surrender of the contract; or

     -    the date on which the contract has been fully annuitized.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

OTHER CONTRACT OPTIONS (LIVING BENEFITS)


We have suspended the availability of the following optional riders:

     - Guaranteed Lifetime Withdrawal Benefit II - Single Option (effective May 15, 2009)

     - Guaranteed Lifetime Withdrawal Benefit II - Joint Option (effective May 15, 2009)

     -    Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

     -    Guaranteed Income Provider Benefit (effective March 1, 2010)

Effective August 1, 2010, we are suspending the availability of the Guaranteed Lifetime Withdrawal Benefit optional rider. To purchase this rider, your application, election forms, and any related transfer paperwork must be received by the home office no later than the close of the New York Stock Exchange on August 10, 2010.


Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the contract options at any time. Before you elect a living benefit you should consider it's specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.

In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract; what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each contract option which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.

None of the living benefits guarantees an investment return in your contract value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce contract value) are consistent with your financial goals.


All living benefit options terminate once the contract moves into the payout phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION

This optional rider is designed to provide a guaranteed minimum fixed annuity payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase. IT DOES NOT HOWEVER, GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base (described below) is greater than the contract value. All requests to elect this option must be in writing on a form provided by us. You should also consider the following before electing this option:

     - UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION BELOW FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

     - THE GMIB IS AN ANNUITIZATION BENEFIT, NOT A WITHDRAWAL BENEFIT. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT UTILIZE THE GUARANTEED FIXED ANNUITY BENEFIT

          THIS OPTION PROVIDES. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, THIS OPTION MAY NOT BE APPROPRIATE FOR YOU.

     - IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THE GMIB RIDER MAY NOT BE APPROPRIATE.

     - IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE (DESCRIBED BELOW), ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT.

     -    ONCE YOU ELECT THIS OPTION YOU MAY NOT CANCEL IT.

     - AFTER THE FIRST CONTRACT YEAR FOLLOWING THE GMIB EFFECTIVE DATE, PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. CURRENTLY THIS RESTRICTION IS BEING WAIVED. THIS RESTRICTION DOES NOT APPLY TO PURCHASE PAYMENTS MADE DURING THE FIRST CONTRACT YEAR.

     - You may elect this option when your contract is issued or within 30 days prior to any contract anniversary date. The option will be effective on either the issue date or a contract anniversary date.

     - The youngest contract owner (or annuitant, if a non-natural contract owner) must be at least age 45 at the time the rider is issued, in order to elect this option.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 76 at the time the rider is issued, in order to elect this option.

     - You may not elect this option if you have selected the Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit rider.

     - If at some point we no longer offer this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge.

     - Your entire contract value must be allocated to an allocation plan approved by us while this option is in effect.

     - This rider may not be purchased for a "stretch" IRA or other "decedent" type account and may not be available in every state.

THE BENEFIT

This rider guarantees that on any benefit date (described below), your minimum monthly fixed annuity payment will not be less than the Guaranteed Minimum Income Benefit (GMIB). The GMIB is the fixed annuity payment amount calculated by multiplying the benefit base (described below), adjusted for any applicable premium tax not previously deducted from purchase payments, by the Guaranteed Minimum Income Benefit rates provided with the rider. Please note -- some states impose a premium tax on amounts used to provide annuity payments. These taxes are deducted at annuitization from the amount available to provide annuity payments. THIS GMIB RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. SEE APPENDIX G FOR NUMERICAL EXAMPLES OF THE GMIB RIDER.

If the owner is a natural person, the owner must also be named as an annuitant. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the rider guarantees and benefits will be based on the life of the annuitant(s).

THE BENEFIT DATES

The benefit dates begin the period of time during which you may exercise the benefit. The benefit dates for this rider are:

     (a) the later of the 10th contract anniversary following the rider effective date or the 10th contract anniversary following the last optional reset (described below), or

     (b) any contract anniversary subsequent to the date described in "a", but prior to the contract anniversary following the oldest owner's 90th birthday or the rider's termination.

EXERCISING THE BENEFIT

To exercise this benefit, you must elect to receive the GMIB provided by this rider on or during the 30-day period immediately following the benefit date. You may not elect a partial annuitization of the benefit base. You may however, elect a partial annuitization of the contract value and not utilize the rider. However, while this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of this rider. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' and 'Withdrawals' for a complete description of how withdrawals impact the benefit base.

The fixed annuity payment amount will be the greater of:

     (a) the fixed annuity payment calculated under the terms of this rider on the annuity payment option selected by the contract owner; or

     (b) the same fixed annuity payment option calculated under the terms of the base contract based on the same annuity payment option selected by the contract owner.

THE GMIB ANNUITY PAYOUT RATES ARE CONSERVATIVE SO THE ANNUITY PAYMENTS PROVIDED BY THIS RIDER MAY BE LESS THAN THE SAME ANNUITY PAYMENT OPTION AVAILABLE UNDER THE BASE CONTRACT, EVEN IF THE BENEFIT BASE IS GREATER THAN THE CONTRACT VALUE.

BENEFIT BASE

The benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value, both of which are described in detail below. The benefit base is subject to a maximum of $5,000,000. IT IS IMPORTANT TO REMEMBER, NEITHER THIS RIDER NOR THE BENEFIT BASE GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE.

HIGHEST ANNIVERSARY VALUE

If this rider is added on the contract date, the initial Highest Anniversary Value is equal to purchase payment(s) applied on the contract date. If added after the contract date, the initial Highest Anniversary Value is equal to the contract value on the rider effective date.

During each contract year, the Highest Anniversary Value will increase by any purchase payments received and will be adjusted, on a pro rata basis, for amounts withdrawn from the contract. The pro rata adjustment will reduce the Highest Anniversary Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. The use of pro rata calculations to reflect withdrawals will increase the reduction in the Highest Anniversary Value when the contract value is below the Highest Anniversary Value.

On every subsequent contract anniversary, up to and including the contract anniversary following the oldest contract owner's 80th birthday, if the contract value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the contract value. Keep in mind, applicable deferred sales charges reduce the Highest Anniversary Value at the time of the withdrawal and while other contract charges do not directly reduce the Highest Anniversary Value, they do reduce the contract value which may reduce the amount by which the Highest Anniversary Value increases on future contract anniversaries.

ROLL-UP VALUE

If the rider effective date is the same as the contract date, the initial Roll-up Value is equal to purchase payment(s) applied on the contract date. If the rider is added after the contract date, the initial Roll-up Value is equal to the contract value on the rider effective date.

Thereafter, the Roll-up Value is equal to the initial Roll-up Value, increased for purchase payments, and decreased for any withdrawals as described below, accumulated with interest at an annual effective rate of 5% through the contract anniversary following the oldest owner's 80th birthday.

Any amount withdrawn in a single contract year which is less than or equal to the greater of the 5% of the Roll-up Value as of the prior contract anniversary, or the Required Minimum Distribution (RMD) amount, as described below, will reduce the Roll-up Value by the amount of the withdrawal. This is commonly referred to as a dollar-for-dollar withdrawal treatment.

If a withdrawal causes the cumulative withdrawals for the contract year to exceed the greater of 5% of the Roll-up Value as of the prior contract anniversary, or the RMD amount, the entire withdrawal amount will reduce the Roll-up Value on a pro rata basis. The pro rata reduction will reduce the Roll-up Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. This means that for each withdrawal causing the cumulative withdrawals for the year to exceed the greater of 5% of the Roll-up Value or RMD amount, the lower the contract value, the greater the reduction in the benefit base. Keep in mind, applicable deferred sales charges reduce the Roll-up Value at the time of the applicable withdrawal.

REQUIRED MINIMUM DISTRIBUTION (RMD)

For purposes of this rider, the RMD amount is the amount needed, based on the value of this contract, to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Contracts to which RMD applies include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may result in a pro rata adjustment as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar
(tax) year basis. Under this rider, the Roll-up Value dollar-for-dollar withdrawal treatment is based on the contract year. Because the intervals for dollar-for-dollar withdrawal treatment and the RMD are different, the timing of withdrawals may be more likely to result in a pro rata reduction of the Roll-up Value and therefore a reduced benefit. Taking RMD withdrawals on the same frequency and at the same time each year will help to avoid a pro rata adjustment to the Roll-up Value.

For a contract which is part of a qualified plan or IRA, any withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the RMD applicable at the time of the withdrawal or 5% of the Roll-up Value as of the prior contract anniversary, will reduce the Roll-up Value on a pro rata basis, as opposed to a dollar-for-dollar basis. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. Five percent of the Roll-up Value as of the prior contract anniversary (April 1, 2009) is $5,000. The RMDs for calendar years 2009 and 2010 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2009 and $2,000 in the first quarter of calendar year 2010, then the owner will have withdrawn $6,500 for the 2009 contract year (April 1 to March 31). However, since the sum of the owner's withdrawals for the 2009 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000), all of that year's withdrawals would reduce the Roll-up Value on a dollar-for-dollar basis.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2010 he or she takes it in the last quarter of 2009. In that case, the withdrawals for the contract year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the entire $2,000 withdrawal is subject to pro rata withdrawal treatment. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

WITHDRAWALS

If you are considering purchasing this optional rider, please remember these important details:

     - UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION ABOVE FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

     - Withdrawals under this contract option are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

     - While this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' for a complete description of how withdrawals impact the benefit base.

     - Withdrawals reduce the Highest Anniversary Value on a pro rata basis. With the exception of withdrawals subject to dollar-for-dollar treatment, withdrawals also reduce the Roll-up Value on a pro rata basis. This means that for each pro rata withdrawal, the lower the contract value, the greater the reduction in the benefit base. See the section above entitled 'Benefit Base' for a complete description of when dollar-for-dollar or pro rata withdrawal treatment applies to the Roll-up Value.

     - Withdrawals may only be taken prior to annuitizing the contract. You will begin to receive the GMIB benefit when the contract is annuitized. Thus, once you elect to receive the GMIB benefit, you may no longer take withdrawals from the contract.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation options, you may take a withdrawal from any allowable sub-account in any proportion.

SUBSEQUENT PURCHASE PAYMENTS

Purchase Payments after the first contract year following the rider effective date are limited to a cumulative total of $25,000 without our prior consent. Currently this restriction is being waived.

OPTIONAL RESET OF THE ROLL-UP VALUE

Beginning with the third contract anniversary following the rider effective date you may elect to reset the Roll-up Value. Upon reset, the Roll-up Value will be set equal to the contract value on the date of reset. The last date on which you can elect a reset is the contract anniversary following the oldest owner's 80th birthday. A reset can only occur on a contract anniversary if the contract value is greater than the Roll-up Value at the time of reset. No reset will be made unless we receive your written request to elect the reset within 30 days prior to the applicable contract anniversary. PLEASE NOTE: IF YOU ELECT TO RESET, THE NEXT AVAILABLE BENEFIT DATE WILL BE THE 10TH CONTRACT ANNIVERSARY FOLLOWING THE DATE OF THE RESET. IN THAT CASE, YOU WILL NOT BE ABLE TO EXERCISE THE GMIB UNTIL THAT BENEFIT DATE. YOU MAY STILL ELECT TO ANNUITIZE UNDER THE BASE CONTRACT AT ANY TIME, HOWEVER, YOU WILL NOT BE ABLE TO UTILIZE THE BENEFIT PROVIDED BY THIS RIDER UNTIL THE NEXT BENEFIT DATE.

Upon reset, the rider charge will be changed to the then-current charge and a new three year period will be required before another reset may be elected. If the rider charge increases it will not exceed the current rider charge for new issues or the maximum charge.

AUTOMATIC PAYMENT PHASE

Your contract will enter the automatic payment phase if your contract value falls to zero immediately after a withdrawal or charge at any point prior to the earliest benefit date. If your contract enters the automatic payment phase, the benefit base will be applied to provide monthly annuity payments under a Life with a Period Certain of 60 months option based on the age of the oldest annuitant unless you select a different annuity payment option under this rider as described below. We will notify you by letter that your contract has entered the automatic payment phase and offer you the opportunity to choose from the allowable annuity payment options. If we receive a withdrawal request that would result in your contract entering the automatic payment phase, we will notify you and offer you the opportunity to cancel the withdrawal. YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE IF IN THE YEAR IN WHICH YOUR CONTRACT VALUE FALLS TO ZERO IMMEDIATELY AFTER A WITHDRAWAL OR CHARGE, OR IN ANY PRIOR CONTRACT YEAR, THE CUMULATIVE WITHDRAWALS FOR THE CONTRACT YEAR EXCEED THE GREATER OF 5% OF THE ROLL-UP VALUE AS OF THE PRIOR CONTRACT ANNIVERSARY OR THE RMD AMOUNT. In the unlikely event your contract value falls to zero due solely to market performance and not due to a withdrawal or charge, your contract will not be eligible for the automatic payment phase. If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.

ANNUITY PAYMENT OPTIONS

You may not elect a partial annuitization of the benefit base under this rider. You may however, partially annuitize your contract value while this rider is in effect, but the partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. See the section above entitled 'Benefit Base' for a detailed description of how a partial annuitization will impact the benefit base.

You may elect the GMIB to be paid under one of the following annuity payment options:

     - Life Annuity -- annuity payments payable for the lifetime of the annuitant, ending with the last annuity payment due prior to the annuitant's death.

     - Life with a Period Certain of 60 Months -- annuity payments payable for the lifetime of the annuitant; provided, if the annuitant dies before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

     - Joint Life with 100% to Survivor -- annuity payments payable for the joint lifetimes of the annuitant and designated joint annuitant. The annuity payments end with the last annuity payment due before the survivor's death.

     - Joint Life with 100% to Survivor with a Period Certain of 60 Months -- annuity payments payable for the joint lifetimes of the annuitant and joint annuitant; provided, if both annuitants die before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

If a single life option is chosen and joint owners are named, monthly fixed annuity payments will be made for the lifetime of the oldest joint owner. You may name a joint annuitant on the benefit date for purposes of a Joint Life option provided the joint annuitant is your spouse or the difference in ages of the annuitants is no more than 10 years.

Annuity payments will be made on a monthly basis, unless we agree to another payment frequency. If the amount of the benefit base is less than $5,000, we reserve the right to make one lump sum payment in lieu of annuity payments. If the amount of the first annuity payment is less than $150, we may reduce the frequency of annuity payments to meet this minimum payment requirement.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

     (a)  100% allocation to an allowable Focused Portfolio Strategy;

     (b)  100% allocation among allowable sub-accounts; or

     (c)  100% allocation to the CustomChoice Allocation Option.

(A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused

Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

(B) CURRENT ALLOWABLE SUB-ACCOUNTS INCLUDE: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, and Ibbotson Balanced ETF Asset Allocation Portfolio. Each of the Ibbotson ETF Asset Allocation Portfolios is a "Fund of Funds". Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus.

(C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The Focused Portfolio Strategies, ETF Asset Allocation Portfolios and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request.

SPOUSAL CONTINUATION

If the contract owner dies and the contract to which this rider is attached is continued on the life of the contract owner's spouse (as defined by federal law) pursuant to Internal Revenue Code Section 72(s) and the terms of the contract, the rider will continue with the surviving spouse as owner and annuitant for purposes of this benefit.

Spousal continuation will not affect the benefit base calculation or the initial benefit date; however, the new annuitant's age will be used to determine the amount of fixed annuity payment available under this rider.

RIDER TERMINATION

This rider will terminate upon the earliest of:

     (a)  the contract anniversary following the oldest owner's 90th birthday;
          or

     (b) termination or surrender of the contract, other than due to a withdrawal or charge that triggers the automatic payment phase of this rider (If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.); or

     (c) any change of owner or joint owner after the rider effective date; or, in the case of a non-natural owner, any change of annuitant, other than the addition of a joint annuitant as provided for under annuity payment options, after the rider effective date; or

     (d) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

     (e) the death of the owner or joint owner (or annuitant if the owner is non-natural) unless the contract is continued subject to the spousal continuation provision; or

     (f)  the date the GMIB is exercised.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION

Encore-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments.

Encore-Single does not guarantee investment gains or a minimum contract value. Because withdrawals are taken from your contract value first, our obligation to pay you more than your contract value will only arise under limited circumstances. You can take withdrawals from your contract without electing this option. You should also consider the following:

     - Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

     - You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date or contract anniversary date, also known as the Encore-Single effective date.

     - If you take withdrawals prior to the benefit date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

     - Beginning 7 years after the Encore-Single effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contact anniversary date.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

     - Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

     - You may not elect this rider if you have selected the Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

     - After the first contract year following the Encore-Single effective date, purchase payments are limited to a cumulative total of $25,000, without our prior consent. Currently this restriction is being waived.

     - This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the oldest owner (or the oldest annuitant, in the case of a non-natural owner) or the Encore-Single effective date.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Single effective date. Subsequent purchase payments and withdrawals will adjust the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Single exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Single effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Single effective date multiplied by the Annual Income Percentage (described below) based on the applicable age as of the Encore-Single effective date.

On each reset date (described below) the GAI will be reset to the greater of (a) or (b) where:

     (a)  is the GAI immediately prior to the reset date, and

     (b)  is equal to (1) multiplied by (2) where:

          (1)  is the benefit base on the reset date, and

          (2) is the Annual Income Percentage based on the applicable age as of the reset date.

Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The Annual Income Percentage is multiplied by the benefit base to determine the GAI. The Annual Income Percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment, or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the Annual Income Percentage is determined based on the age of the oldest annuitant.



      AGE        ANNUAL INCOME PERCENTAGE
--------------   ------------------------
through age 64             4.0%
    65 - 79                5.0%
      80+                  6.0%



See Appendix H for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The benefit base will be increased by the amount of any subsequent purchase payments. For each subsequent purchase payment, the GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Single effective date to a cumulative total of $25,000, without our prior consent. Currently this restriction is being waived.

WITHDRAWALS

     - Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

     - Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

     - Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

     - If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

     - Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

     (a)  is the benefit base immediately prior to the withdrawal,

     (b)  is the amount of the withdrawal, and

     (c)  is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

     (a)  is the benefit base following the withdrawal, and

     (b) is the Annual Income Percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or the RMD amount will cause both the benefit base and GAI to be recalculated as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

     (a) is the benefit base immediately prior to the excess portion of the withdrawal,

     (b)  is the amount of the excess withdrawal, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

     (a)  is the GAI prior to the withdrawal,

     (b)  is the amount of the excess withdrawal, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the GAI would be recalculated as described above. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

     (a)  100% allocation to an allowable Focused Portfolio Strategy;

     (b)  100% allocation among allowable sub accounts; or

     (c)  100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS INCLUDE: Ibbotson Conservative ETF, Ibbotson Income and Growth ETF, and Ibbotson Balanced ETF. Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The Focused Portfolio Strategies, ETF Asset Allocation Portfolios and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an Allocation Plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-SINGLE

If you elect to receive annuity payments, you may apply your available value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Single rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of the owner or any joint owner which we were not obligated to make by the terms of your contract and this rider.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Single effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

     (a)  termination or surrender of the contract; or

     (b) any change of owner or joint owner after the Encore-Single effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the Encore-Single effective date; or

     (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

     (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

     (e) the date the benefit base is reduced to zero following the death of an owner.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

CONVERSION

If you have previously elected the GMWB rider for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB rider if you elect the Encore-Single rider at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB rider will be terminated. The Encore-Single rider will then be effective as of the contract anniversary date based on the contract values based on that date. The Guaranteed Withdrawal Benefit (GWB) value, as it existed under your GMWB, even if greater than the contract value on the contract anniversary date, will be eliminated and the benefit base value under the Encore-Single rider will be the contract value on the contract anniversary date. We reserve the right to eliminate this waiver of the seven-year termination prohibition on the GMWB rider at any time.

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GMWB TO ENCORE-SINGLE:

     - Because the Encore-Single benefit base will be based on the contract value at the date of conversion, if your contract value has declined since you purchased the GMWB rider, the benefit base in Encore-Single will be lower than the GWB in the GMWB.

     - Your GAI under Encore-Single will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under Encore-Single than under the GMWB rider.

     - If you are concerned about outliving the GWB under the GMWB rider you may wish to consider Encore-Single.

     - If you are looking for lifetime income for two lives or joint owners, annuitization or Encore-Joint may be more appropriate for you than either GMWB or Encore-Single.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the benefit date and continuing over the lifetime of TWO "Designated Lives" regardless of the underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments.

Encore-Joint does not guarantee investment gains or a minimum contract value. Because withdrawals are taken from your contract value first, our obligation to pay you more than your contract value will only arise under limited circumstances. You can take withdrawals from your contract without electing this option. You should also consider the following:

     - Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

     - You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the issue date or contract anniversary date, also known as the Encore-Joint effective date.

     - If you take withdrawals prior to the benefit date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

     - Beginning 7 years after the Encore-Joint effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contact anniversary date.

     - The oldest Designated Life (as defined below) must be under age 81 at the time the rider becomes effective.

     - Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

     - You may not elect this rider if you have selected the Premier Death Benefit, Estate Enhancement Option or in combination with any other living benefit.

     - After the first contract year following the Encore-Joint effective date, subsequent purchase payments are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

     - This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

     - This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Encore-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Encore-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

In each contract year, beginning at the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the youngest Designated Life, or the Encore-Joint effective date.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Joint effective date. Subsequent purchase payments and withdrawals will adjust the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Joint exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Joint effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. This enhancement is an incentive to delay receipt of the GAI provided by Encore-Joint.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Joint effective date multiplied by the Annual Income Percentage (described below) based on the applicable age as of the Encore-Joint effective date.

On each reset date (described below) the GAI will be reset to the greater of (a) or (b) where:

     (a)  is the GAI immediately prior to the reset date, and

     (b)  is equal to (1) multiplied by (2) where:

          (1)  is the benefit base on the reset date, and

          (2) is the Annual Income Percentage based on the applicable age as of the reset date.

Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The Annual Income Percentage is multiplied by the benefit base to determine the GAI. The Annual Income Percentage is determined based on the age of the youngest Designated Life on the Encore-Joint Effective Date, date of the purchase payment or reset date.



     AGE         ANNUAL INCOME PERCENTAGE
--------------   ------------------------
through age 64             4.0%
    65-79                  5.0%
 80 and older              6.0%



See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The benefit base will be increased by the amount of any subsequent purchase payments. For each subsequent purchase payment, the GAI will also be increased by the amount of the subsequent purchase payment multiplied by the Annual Income Percentage shown above based on the age of the youngest Designated Life as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Joint effective date to $25,000, without our prior consent. Currently this restriction is being waived.

WITHDRAWALS

     - Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

     - Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

     - Please remember that withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

     - If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

     - Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

     (a)  is the benefit base immediately prior to the withdrawal,

     (b)  is the amount of the withdrawal, and

     (c)  is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

     (a)  is the benefit base following the withdrawal, and

     (b) is the Annual Income Percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if this contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or the RMD amount will cause both the benefit base and GAI to be recalculated as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

     (a) is the benefit base immediately prior to the excess portion of the withdrawal,

     (b)  is the amount of the excess withdrawal, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

     (a)  is the GAI prior to the withdrawal,

     (b)  is the amount of the excess withdrawal, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the GAI would be recalculated as described above. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

     (a)  100% allocation to an allowable Focused Portfolio Strategy;

     (b)  100% allocation among allowable sub-accounts; or

     (c)  100% allocation to the CustomChoice Allocation Option

(A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

(B) CURRENT ALLOWABLE SUB-ACCOUNTS INCLUDE: Ibbotson Conservative ETF, Ibbotson Income and Growth ETF, and Ibbotson Balanced ETF. Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus.

(C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The Focused Portfolio Strategies, ETF Asset Allocation Portfolios and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-JOINT

If you elect to receive annuity payments, you may apply your available value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you and the Joint Designated Life die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Joint rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of both Designated Lives.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Joint effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

     (a)  termination or surrender of the contract; or

     (b) any change of the Designated Lives after the Encore-Joint effective date; or

     (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

     (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

     (e) the date the benefit base is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

CONVERSION

If you have previously elected the GMWB rider for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB rider if you elect the Encore-Joint rider at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB rider will be terminated. The Encore-Joint rider will then be effective as of the contract anniversary date based on the contract values based on that date. The Guaranteed Withdrawal Benefit (GWB) value, as it existed under your GMWB, even if greater than the contract value on the contract anniversary date, will be eliminated and the benefit base value under the Encore-Joint rider will be the contract value on the contract anniversary date. We reserve the right to eliminate this waiver of the 7-year termination prohibition on the GMWB rider at any time.

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GMWB TO ENCORE-JOINT:

     - Because the Encore-Joint benefit base will be based on the contract value at the date of conversion, if your contract value has declined since you purchased the GMWB rider, the benefit base in Encore-Joint will be lower than the GWB in the GMWB.

     - Your GAI under Encore-Joint will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under Encore-Joint than under the GMWB rider.

     - If you are concerned about outliving the GWB under the GMWB rider you may wish to consider Encore-Single or Encore-Joint.

     - If you are looking for lifetime income for one life, annuitization or Encore-Single may be more appropriate for you than Encore-Joint.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION

EFFECTIVE MARCH 1, 2010, THIS RIDER IS NO LONGER AVAILABLE.


The GIPB option is a type of guaranteed minimum income benefit. The GIPB option guarantees a stated or fixed income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

     - If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you.

     - You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

     -    Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

     - You may not elect this option in combination with either the Guaranteed Minimum Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

     -    Option 1 - Life Annuity

     -    Option 2 - Life Annuity with a Period Certain of 120 months (Option
          2A), 180 months (Option 2B) or 240 months (Option 2C)

     -    Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

THE GUARANTEED INCOME PROVIDER BASIS IS THE GREATER OF:

     - the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

     -    the Guaranteed Income Provider 5% Increase Value.

THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY VALUE IS EQUAL TO THE GREATER
OF:

     -    the contract value; or

     - the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY
VALUE:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii) On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE IS EQUAL TO THE SUM OF:

     - the portion of the contract value in any fixed account and all of the guarantee periods of the Guaranteed Term Account; and

     - Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE:

A withdrawal, annuitization, or transfer out of any fixed account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii) On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

     -    the contract is fully annuitized;

     -    the contract is terminated or surrendered; or

     - the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION

EFFECTIVE MAY 15, 2009, THIS RIDER IS NO LONGER AVAILABLE.


This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. If you withdraw amount(s) in excess of the Guaranteed Annual Withdrawal, you will reduce the benefit you receive with this contract option.

     - Election of this option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. Amounts taken under the GMWB will first be taken from your contract value as described below. Our obligation to pay you more than your contract value will only arise in certain circumstances. Therefore, as you consider election of this option you should consider whether the value of the benefit and the level of protection that the option provides you, along with its costs, are consistent with your financial objectives and the assurances you are seeking.

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

     - Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

     - You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit for your contract. In addition, you may not elect this contract option in combination with any other living benefit.

     - This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance, during the contract's deferral period. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

CALCULATING THE INITIAL GWB AND GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval. Currently this restriction is being waived.

ADJUSTMENTS FOR WITHDRAWALS

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in any fixed account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a)  the contract value after the excess withdrawal; or

(b)  the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a)  GAW prior to the withdrawal; or

(b)  the greater of either:

     (i)  7% of the recalculated GWB; or

     (ii) 7% of the current contract value after the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the total of the purchase payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

GUARANTEED WITHDRAWAL BENEFIT RESET OPTION

Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR THE GMWB RIDER. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be recalculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using the following approved options:

     (i)  100% allocation to one of the permitted Focused Portfolio Strategies:
          Conservative Growth, Income or Conservative Income; or

     (ii) allocation to any combination of the permitted Ibbotson ETF Asset Allocation Portfolios: Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.

The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.

The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.

Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one ETF Asset Allocation Portfolio, rebalancing is optional and must be elected by you.

Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

EFFECT OF PAYMENT OF DEATH BENEFIT

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

     -    if the GWB is reduced to zero; or

     - if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

     - if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In the case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If the GMWB option is still in effect and annuity payments are required to begin, you may choose an additional annuity option. This annuity option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW, until the GWB is reduced to zero, at which point annuity payments will cease. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.


This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit
(GWB). If you withdraw amount(s) in excess of the guaranteed amount you will reduce the benefit you receive under this contract option.

     - Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

     - Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

     - You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

     - After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

     - This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix E.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

  AGE     ANNUAL INCOME PERCENTAGE
-------   ------------------------
50 - 59             4.0%
60 - 69             5.0%
70 - 79             5.5%
  80+               6.0%

These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

WITHDRAWALS

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

ADJUSTMENTS FOR WITHDRAWALS LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

ADJUSTMENTS FOR WITHDRAWALS IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a)  is the GWB immediately prior to the excess portion of the withdrawal,

     (b)  is the excess portion of the excess withdrawal amount, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a)  is the GAI prior to the withdrawal,

     (b)  is the amount of the excess withdrawal, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

GUARANTEED ANNUAL INCOME RESET

Beginning with the third contract anniversary following the GLWB effective date and every 3 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

     (a)  is the GAI immediately prior to the GAI reset; and

     (b)  is an amount equal to: (1) multiplied by (2) where:

          1)   is the greater of the GWB or the contract value; and

          2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:

     (i)  100% allocation to one of the permitted Focused Portfolio Strategies:
          Conservative Growth, Income or Conservative Income; or

     (ii) allocation to any combination of the permitted Ibbotson ETF Asset Allocation Portfolios: Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.

The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.

The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.

Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one ETF Asset Allocation Portfolio, rebalancing is optional and must be elected by you.

Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability.

The GLWB option will automatically terminate at the earliest of the following:

     -    the date of termination or surrender of the contract; or

     - any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

     - the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

     - the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

     - the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

CONVERSION

If you have previously elected the GMWB option for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB option if you elect the GLWB option at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB option will be terminated. The GLWB option will then be effective as of the contract anniversary date based on the contract values on that date. The GWB value, as it existed under your GMWB even if greater than the contract value on the contract anniversary date, will be eliminated and the GWB value under the GLWB option will be the contract value on the contract anniversary date.

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GMWB TO THE GLWB:

     - Because the GLWB will be established based on contract value at the date of conversion, if your contract value has declined since you purchased the GMWB option, the GWB in the GLWB will be lower.

     - Your GAI under the GLWB will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under the GLWB than under the GMWB option.

     - If you are concerned about outliving the GWB under the GMWB option you may wish to consider the GLWB option.

     - If you are looking for lifetime income for two lives or joint owners, annuitization may be more appropriate for you than either GMWB or GLWB.

We reserve the right to eliminate this waiver of the 7 year requirement for termination on the GMWB option at any time.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION


EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

     - This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally OVER THE CONTRACT OWNER'S LIFE, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.


     - Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

     - Beginning 7 years after the GLWB II-Single effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Single effective date.

     - Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

     - You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

     - After the first contact year following the GLWB II-Single effective date, subsequent purchase payments that may be applied to the GLWB II-Single option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

     - This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB II-Single option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59th birthday of the oldest contract owner (or oldest annuitant, in the case of a non-natural owner) or the GLWB II-Single effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS


The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to your contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Single option to a cumulative total of $25,000 without our written approval. Currently this restriction is being waived.


WITHDRAWALS

     - Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

     - Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

     - Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

     - Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.


WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE


If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by (c) where:

     (a)  is the GWB immediately prior to the withdrawal,

     (b)  is the amount of the withdrawal, and

     (c)  is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year and the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a)  is the GWB immediately prior to the excess portion of the withdrawal,

     (b)  is the excess portion of the withdrawal amount, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a)  is the GAI prior to the withdrawal,

     (b)  is the excess portion of the withdrawal amount, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the oldest contract owner's 86th birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase.

You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Single to new customers is higher than the rider charge that currently applies to your GLWB II-Single rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Single riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Single riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-SINGLE RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you do not take withdrawals from your contract for the first ten years you have this optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:

     (i)  100% allocation to one of the permitted Focused Portfolio Strategies:
          Conservative Growth, Income or Conservative Income; or

     (ii) allocation to any combination of the permitted Ibbotson ETF Asset Allocation Portfolios: Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.

The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.

The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.

Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one ETF Asset Allocation Portfolio, rebalancing is optional and must be elected by you.

Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Resets will occur. If the beneficiary elects to continue the GLWB II-Single option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Single will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Single effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Single may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Single option will automatically terminate at the earliest of the following:

     -    the date of termination or surrender of the contract; or

     - any change of the contract owner or joint contract owner after the GLWB II-Single effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB II-Single effective date; or

     - the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

     - the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

     - the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of any joint owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of the contract owner or the death of any joint owner, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

     - This contract is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II--Single Life Option. However its guarantee is OVER THE LIFETIME OF BOTH "DESIGNATED LIVES", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59th birthday of the youngest Designated Life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.


     - Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

     - Beginning 7 years after the GLWB II-Joint effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

     - Both "Designated Lives" must be age 50 or over and must be under age 81 at the time the rider becomes effective.

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Joint effective date.

     - Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

     - You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

     - After the first contact year following the GLWB II-Joint effective date, subsequent purchase payments that may be applied to the GLWB II-Joint option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

     - This rider may not be purchased for a: "stretch" IRA or other "decedent" type account; TSA; Deferred Compensation Plan; Charitable Remainder Trust; Qualified Retirement Plan; 412(i) Plan; or corporate non-qualified contract.

The GLWB II-Joint Life option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract until the later of: (a) the death of both Designated Lives, or (b) the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59th birthday of the youngest Designated Life or the GLWB II-Joint effective date. The method used to calculate the GAI and the

GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and the Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the GLWB II-Joint option. The Designated Life and the Joint Designated Life will be shown on your contract rider.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS


The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to your contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Joint option to a cumulative total of $25,000 without our written approval. Currently this restriction is being waived.


WITHDRAWALS

     - Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

     - Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

     - Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

     - Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and

          GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by (c) where:

     (a)  is the GWB immediately prior to the withdrawal,

     (b)  is the amount of the withdrawal, and

     (c) is the contract value immediately prior to the withdrawal. The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a)  is the GWB immediately prior to the excess portion of the withdrawal,

     (b)  is the excess portion of the withdrawal amount, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a)  is the GAI prior to the withdrawal,

     (b)  is the excess portion of the withdrawal amount, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the youngest Designated Life's 86th birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Joint to new customers is higher than the rider charge that currently applies to your GLWB II-Joint rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Joint riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Joint riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-JOINT RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE

NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you don't take withdrawals from your contract for the first ten years you have the optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:

     (i)  100% allocation to one of the permitted Focused Portfolio Strategies:
          Conservative Growth, Income or Conservative Income; or

     (ii) allocation to any combination of the permitted Ibbotson ETF Asset Allocation Portfolios: Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.

The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.

The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.

Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one ETF Asset Allocation Portfolio, rebalancing is optional and must be elected by you.

Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

We do not change your original percentage allocations among the sub-accounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party consultant who reviews the existing models periodically to determine whether the model(s) should be revised in light of changing markets. Based upon this review, the third-party may recommend that new models be substituted for the currently offered models. If so, the new models will only be offered to contracts issued on or after the date the new model goes into effect or to contract owners who elect an asset allocation program on or after that date. Contract owners of any existing asset allocation models may make an independent decision to change their asset allocations at any time. You should consult your investment professional periodically to consider whether the model you have selected is still appropriate for you.

EFFECT OF PAYMENT OF DEATH BENEFIT

If both Designated Lives die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Resets will occur. If the beneficiary elects to continue the GLWB II-Joint option, the charges for this option will continue to apply. If your beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Joint will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

SPOUSAL CONTINUATION

If the Designated Life dies, the surviving spouse may elect to continue the contract and this rider under the following conditions:

     (a)  the surviving spouse is also the Joint Designated Life, and

     (b)  this rider is in effect at the time of the contract continuation

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Joint effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Joint may not be elected again until the next contract anniversary, subject to availability

The GLWB II-Joint option will automatically terminate at the earliest of the following:

     -    the date of termination or surrender of the contract; or

     - any change to the Designated Lives after the GLWB II-Joint effective date; or

     - the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

     - the date any death benefits are paid as a lump sum under the terms of the contract; or

     - the date the GWB is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of both Designated Lives, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.


If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the joint owner or Designated Life, as applicable). This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GENERAL INFORMATION


THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940.

The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.

The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.

We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to deregister the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.

The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. 400 Robert Street North, St. Paul, Minnesota 55101, ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:

     Securian Financial Services, Inc.
     CRI Securities, LLC
     H.Beck, Inc.

COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 6.00% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the contract's optional benefit riders offered.

ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional cash payments. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

     ADDITIONAL PAYMENT TYPE             DESCRIPTION OR EXAMPLES OF PAYMENT
---------------------------------   --------------------------------------------
Payments for Access or Visibility   Access to registered representatives and/or
                                    broker dealers such as one-on-one wholesaler
                                    visits or attendance at national/regional
                                    sales meetings or similar events; inclusion
                                    of our products on a broker-dealer's
                                    "preferred list"; participation in or
                                    visibility at national and/or regional
                                    conferences; articles in broker-dealer or
                                    similar publications promoting our services
                                    or products

Payments for Gifts &                Occasional meals and/or entertainment,
Entertainment                       tickets to sporting/other events, and other
                                    gifts.

Payments for Marketing Support      Joint marketing campaigns, broker-dealer
                                    event participation/advertising; sponsorship
                                    of broker-dealer sales contests or
                                    promotions in which participants (including
                                    registered representatives) receive prizes
                                    such as travel, awards, merchandise or other
                                    recognition

Payments for Technical              Sales support through the provision of
Type Support                        hardware, software, or links to our websites
                                    from broker-dealer websites and other
                                    expense allowance or reimbursement

Payments for Training               Educational, due diligence, sales or
                                    training seminars, conferences and programs,
                                    sales and service desk training, and/or
                                    client or prospect seminar sponsorships.

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 7.50% of purchase payments (i.e., base commission plus additional payments). A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the purchase payments or contract values attributable to contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contact owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 7.50% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We will also pay to qualifying Securian Financial registered representatives additional amounts based on their production or persistency. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this Prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return

FIXED ACCOUNT(S) AND THE GUARANTEED TERM ACCOUNT

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to a fixed account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

The guaranteed interest rate on new amounts allocated to the DCA Fixed Account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.

The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.

GUARANTEE PERIODS OF THE GUARANTEED TERM ACCOUNT. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.

RENEWALS. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a DSC). You may make your election during the period 30 days immediately following the renewal date of each guarantee period without having the market value adjustment applied.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date or any previously elected annuitization date. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the money market sub-account.

TRANSFERS. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account. Transfers prior to the end of a guarantee period may be subject to a market value adjustment, which is described below. The market value adjustment, if applicable, may increase or decrease the amount of the transfer. For further information regarding transfers, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

WITHDRAWALS. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account or other fixed accounts:

     (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account or other fixed accounts for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

     (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

     (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.

MARKET VALUE ADJUSTMENT. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

          (1+i)
     [------------] (TO THE POWER OF n/12) - 1
      (1+j+0.0025)

where i = Swap Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.

      j = Swap Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity payments with a maturity equal to the number of whole months remaining in the guarantee period.

      n = the number of whole months remaining in the guarantee period.

If a Swap Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Swap Rates with maturity closest to the period being measured. If Swap

Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

     (a) transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days immediately following the renewal date of each guarantee period;

     (b)  amounts payable as a death benefit; and

     (c) amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the deferred sales charge.

VOTING RIGHTS

We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. One of the effects of proportional voting is that a small number of contract owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION


Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). This annuity contract will no longer be issued to Section 403(b) Plans effective May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned. It is also important to consider that current federal law does not recognize same-sex marriages, civil unions or domestic partnerships which may be recognized under the laws of certain states. This means that the tax treatment available to opposite-sex spouses may not be available to same-sex partners. You should consult your tax advisor about these issues if you are in a same sex marriage, civil union or domestic partnership.


There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends, received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity: (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Advantus Series Fund is an affiliate of ours, we do not control the Advantus Series Fund nor the investments of its portfolios. Nonetheless, we believe that each portfolio of the Advantus Series Fund in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXES PAYABLE ON OPTIONAL RIDERS


The GLWB, GLWB II (Single or Joint), GMWB and Encore (Single or Joint) options provide benefits that are different from the usual benefits available under variable annuity contracts. If you elect one of these options a contract owner or beneficiary may be allowed to take withdrawals under the option even after the contract value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes. If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.


TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

     -    where the taxpayer is 59 1/2 or older,

     -    where payment is made on account of the taxpayer's disability, or

     -    where payment is made by reason of the death of the owner, and

     -    in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

     (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

     (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

     -    contributions in excess of specified limits;

     -    distributions prior to age 59 1/2 (subject to certain exceptions);

     - distributions that do not conform to specified minimum distribution rules; and

     -    other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances, IRS regulations treat partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a qualified plan who requests such a partial withdrawal of the effects of such the withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

     - one of a series of substantially equal annual (or more frequent) payments made:

          -    over the life or life expectancy of the employee,

          - over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

          -    for a specified period of ten years or more,

     -    a required minimum distribution,

     -    a hardship distribution, or

     -    the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:

     General Information and History
     Distribution of Contract
     Performance
     Independent Registered Public Accounting Firm
     Registration Statement
     Financial Statements

RULE 12h-7 REPRESENTATION:

Consistent with well established industry and SEC practice, Minnesota Life does not believe that the Company is subject to the periodic reporting requirements of the Securities Exchange Act of 1934 (the "Securities Exchange Act") as depositor of the Variable Annuity Account or for any other variable separate account for which we act as Depositor. Nevertheless, to the extent the SEC takes the position that insurance company depositors of variable insurance product separate accounts registered with the SEC are subject to the periodic reporting requirements of the Securities Exchange Act, Minnesota Life intends to rely upon the exemption from those requirements set forth in Rule 12h-7 under the Securities Exchange Act to the extent necessary to avoid any such periodic reporting obligation.

     APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The table below is designed to help you understand how the sub-account options have performed. It shows the value of a sub-account at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an ACCUMULATION UNIT. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the fiancial statements for the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

                      To be filed by Subsequent amendment.

                  APPENDIX B -- ILLUSTRATION OF ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.90% and 10.00%.

For illustration purposes, an average annual expense equal to 2.40% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.40% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 1.05% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.


              VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION


                                   MULTIOPTION

        ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $631.36

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.90% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                   IMPACT OF RATE OF RETURN ON MONTHLY INCOME

                                     [CHART]

VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL

                               MONTHLY ANNUITY INCOME BASED ON
                                 HYPOTHETICAL RATE OF RETURN
                          -----------------------------------------
                           0.00% GROSS   6.90% GROSS   10.00% GROSS
BEGINNING OF YEAR   AGE   (-2.40% NET)   (4.50% NET)    (7.60% NET)
-----------------   ---   ------------   -----------   ------------
        1            65       $631           $631         $  631
        4            68       $514           $631         $  689
        7            71       $419           $631         $  752
       10            74       $341           $631         $  821
       13            77       $278           $631         $  897
       16            80       $227           $631         $  979
       19            83       $185           $631         $1,069
       22            86       $150           $631         $1,167
       25            89       $123           $631         $1,273
       28            92       $100           $631         $1,390
       31            95       $ 81           $631         $1,518
       34            98       $ 66           $631         $1,657

If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $670.43.

                    ILLUSTRATION OF MARKET VALUE ADJUSTMENTS


The following are examples of market value adjustment (MVA) calculations using hypothetical Swap Rates. The 'Swap Rate' is the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.

The MVA factor is equal to:

          (1+i)
     [------------] (TO THE POWER OF n/12) - 1
      (1+j+0.0025)

where i = Swap Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.

      j = Swap Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.

      n = the number of whole months remaining in the Guarantee Period.

The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.

EXAMPLE 1: NEGATIVE MVA

In this example, the Swap Rate at the time of the withdrawal is higher than the Swap Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

          (1+0.04)
     [--------------] (TO THE POWER OF 49/12) - 1
      (1+0.06+0.0025)

     = -0.083689

For purposes of this example, the Swap Rate at allocation is 4% and the Swap Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 -0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

EXAMPLE 2: POSITIVE MVA

In this example, the Swap Rate at the time of the withdrawal is lower than the Swap Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.

MVA factor:

          (1+0.06)
     [--------------] (TO THE POWER OF 49/12) - 1
      (1+0.04+0.0025)

     = 0.070340

For purposes of this example, the Swap Rate at allocation is 6% and the Swap Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                     APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) plans effective May 1, 2008.

Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in a Code Section 403(b) arrangement, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

This annuity contract does not support plan loans, even if your plan may allow it.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the nondeductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAs

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAs

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAs

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit (GMWB) Option".

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                      CONTRACT                                         GUARANTEED   GUARANTEED
                        VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                       BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT    WITHDRAWAL
CONTRACT YEARS        ACTIVITY   RECEIVED     AMOUNT       ACTIVITY       (GWB)        (GAW)
-------------------   --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1      $0      $100,000        0         $100,000     $100,000      $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                      CONTRACT                                         GUARANTEED   GUARANTEED
                        VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                       BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT    WITHDRAWAL
CONTRACT YEARS        ACTIVITY   RECEIVED     AMOUNT       ACTIVITY       (GWB)        (GAW)
-------------------   --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1   $      0   $100,000        0         $100,000     $100,000      $7,000
Activity              $102,000   $ 20,000        0         $122,000     $120,000      $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                        CONTRACT                                         GUARANTEED   GUARANTEED
                          VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                         BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT    WITHDRAWAL
CONTRACT YEARS          ACTIVITY   RECEIVED     AMOUNT       ACTIVITY       (GWB)        (GAW)
---------------------   --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1     $      0   $100,000           --     $100,000     $100,000      $7,000
Activity                $102,000   $ 20,000           --     $122,000     $120,000      $8,400
Beginning of Year 2                                                       $120,000      $8,400
Activity (withdrawal)   $119,000         --       $8,400     $110,600     $111,600      $8,400

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal; (b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                               CONTRACT                                         GUARANTEED   GUARANTEED
                                 VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                                BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT    WITHDRAWAL
CONTRACT YEARS                 ACTIVITY   RECEIVED     AMOUNT       ACTIVITY       (GWB)        (GAW)
----------------------------   --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1            $      0   $100,000         --       $100,000     $100,000      $7,000
Activity                       $102,000   $ 20,000         --       $122,000     $120,000      $8,400
Beginning of Year 2                                                              $120,000      $8,400
Activity (withdrawal)          $119,000         --     $8,400       $110,600     $111,600      $8,400
Beginning of Year 3                                                              $111,600      $8,400
Activity (withdrawal)          $112,000         --     $8,400       $103,600     $103,200      $8,400
Activity (excess withdrawal)   $ 99,000         --     $5,000       $ 94,000     $ 94,000      $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR 7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                               CONTRACT                                         GUARANTEED   GUARANTEED
                                 VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                                BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT    WITHDRAWAL
CONTRACT YEARS                 ACTIVITY   RECEIVED     AMOUNT       ACTIVITY       (GWB)        (GAW)
----------------------------   --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1            $      0   $100,000         --       $100,000     $100,000      $7,000
Activity                       $102,000   $ 20,000         --       $122,000     $120,000      $8,400
Beginning of Year 2                                                              $120,000      $8,400
Activity (withdrawal)          $119,000         --     $8,400       $110,600     $111,600      $8,400
Beginning of Year 3                                                              $111,600      $8,400
Activity (withdrawal)          $112,000         --     $8,400       $103,600     $103,200      $8,400
Activity (excess withdrawal)   $ 99,000         --     $5,000       $ 94,000     $ 94,000      $6,580
Beginning of Year 4                                                              $ 94,000      $6,580
Activity (withdrawal)          $ 88,500         --     $6,580       $ 81,920     $ 87,420      $6,580
Beginning of Year 5                                                              $ 87,420      $6,580
Activity (withdrawal)          $ 89,600         --     $6,580       $ 83,020     $ 80,840      $6,580
Beginning of Year 6                                                              $ 80,840      $6,580
Activity (withdrawal)          $ 90,330         --     $6,580       $ 83,750     $ 74,260      $6,580
Beginning of Year 7
   immediately before reset    $ 85,000         --         --       $ 85,000     $ 74,260      $6,580
Beginning of Year 7
   immediately after reset     $ 85,000         --         --       $ 85,000     $ 85,000      $6,580

APPENDIX E -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit (GLWB) Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.

                            CONTRACT                                         GUARANTEED   GUARANTEED
                              VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                 ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS      AGE     ACTIVITY   RECEIVED     AMOUNT       ACTIVITY      (GWB)        (GAI)
--------------   --------   --------   --------   ----------   -----------   ----------   ----------
Beginning of
   Year 1           65         $0      $100,000      $0         $100,000      $100,000      $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                            CONTRACT                                         GUARANTEED   GUARANTEED
                              VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                 ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS      AGE     ACTIVITY   RECEIVED     AMOUNT       ACTIVITY      (GWB)        (GAI)
--------------   --------   --------   --------   ----------   -----------   ----------   ----------
Beginning of
   Year 1           65      $      0   $100,000       $0         $100,000     $100,000      $5,000
Activity            --      $102,000   $ 20,000       $0         $122,000     $120,000      $6,000

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                             CONTRACT                                         GUARANTEED   GUARANTEED
                               VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                  ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS       AGE     ACTIVITY   RECEIVED     AMOUNT       ACTIVITY      (GWB)        (GAI)
---------------   --------   --------   --------   ----------   -----------   ----------   ----------
Beginning of
   Year 1            65      $      0   $100,000     $    0      $100,000      $100,000      $5,000
Activity             --      $102,000   $ 20,000     $    0      $122,000      $120,000      $6,000
Beginning of
   Year 2            66            --         --         --            --      $120,000      $6,000
Activity
   (withdrawal)      --      $116,600         --     $6,000      $110,600      $114,000      $6,000

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                              CONTRACT                                         GUARANTEED   GUARANTEED
                                VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                   ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS        AGE     ACTIVITY   RECEIVED     AMOUNT       ACTIVITY      (GWB)        (GAI)
----------------   --------   --------   --------   ----------   -----------   ----------   ----------
Beginning of
   Year 1             65      $      0   $100,000     $     0      $100,000     $100,000      $5,000
Activity              --      $102,000   $ 20,000     $     0      $122,000     $120,000      $6,000
Beginning of
   Year 2             66            --         --          --            --     $120,000      $6,000
Activity
   (withdrawal)       --      $116,600         --     $ 6,000      $110,600     $114,000      $6,000
Beginning of
   Year 3             67            --         --          --            --     $114,000      $6,000
Activity (excess
   withdrawal)        --      $111,600         --     $11,000      $100,600     $102,886      $5,716

EXAMPLE #5 -- AN AUTOMATIC GUARANTEED ANNUAL INCOME RESET OCCURS AT THE BEGINNING OF CONTRACT YEAR 4. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 1, 2, AND 3 DO NOT EXCEED THE GAI AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

                              CONTRACT                                         GUARANTEED   GUARANTEED
                                VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                   ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS        AGE     ACTIVITY   RECEIVED     AMOUNT       ACTIVITY      (GWB)        (GAI)
----------------   --------   --------   --------   ----------   -----------   ----------   ----------
Beginning of
    Year 1            65      $      0   $100,000     $    0       $100,000     $100,000      $5,000
Activity              --      $102,000   $ 20,000     $    0       $122,000     $120,000      $6,000
Beginning of
    Year 2            66            --         --         --             --     $120,000      $6,000
Activity
    (withdrawal)      --      $116,600         --     $6,000       $110,600     $114,000      $6,000
Beginning of
    Year 3            67            --         --         --             --     $114,000      $6,000
Activity
    (withdrawal)      --      $111,600         --     $6,000       $105,600     $108,000      $6,000
Beginning of
    Year 4            68            --         --         --             --     $108,000      $6,000
Income Reset
    Provision         --            --         --         --       $115,000     $108,000      $6,000
Beginning of
    Year 5            69            --         --         --             --     $108,000      $6,000
Activity
    (withdrawal)      --      $118,600         --     $6,000       $112,600     $102,000      $6,000
Beginning of
    Year 6            70            --         --         --             --     $102,000      $6,000
Activity
    (withdrawal)      --      $115,800         --     $6,000       $109,800     $ 96,000      $6,000
Beginning of
    Year 7            71            --         --         --             --     $ 96,000      $6,000
Income Reset
    Provision         --            --         --         --       $113,500     $ 96,000      $6,243

EXAMPLE #6 -- GLWB ADDED ON 2ND CONTRACT ANNIVERSARY. SUBSEQUENT PURCHASE PAYMENTS RECEIVED THE FOLLOWING YEAR WHEN THE OWNER IS AT A DIFFERENT ANNUAL INCOME PERCENTAGE.

The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is at an age with a higher Annual Income Percentage, the new money will receive the higher Annual Income Percentage, and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.

                              CONTRACT                                         GUARANTEED   GUARANTEED
                                VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                   ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS        AGE     ACTIVITY   RECEIVED     AMOUNT       ACTIVITY      (GWB)        (GAI)
----------------   --------   --------   --------   ----------   -----------   ----------   ----------
Beginning of
   Year 1             --      $      0   $100,000     $    0       $100,000           --          --
Activity              --      $102,000   $ 20,000     $    0       $122,000           --          --
Beginning of
   Year 2             --            --         --         --             --           --          --
Activity
   (withdrawal)       --      $116,600         --     $6,000       $110,600           --          --
Beginning of
   Year 3 -- add
   GLWB               59            --         --         --       $103,600     $103,600      $4,144
Beginning of
   Year 4             60            --         --         --             --     $103,600      $4,144
Activity              --      $110,000   $ 10,000     $    0       $120,000     $113,600      $4,644
Beginning of
   Year 5             61            --         --         --       $123,000     $113,600      $4,644

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS GREATER THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.

                              CONTRACT                                         GUARANTEED   GUARANTEED
                                VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                   ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS        AGE     ACTIVITY   RECEIVED     AMOUNT       ACTIVITY      (GWB)        (GAI)
----------------   --------   --------   --------   ----------   -----------   ----------   ----------
Beginning of
   Year 1             --      $      0   $100,000     $    0       $100,000     $100,000      $7,000
Activity              --      $102,000   $ 20,000     $    0       $122,000     $120,000      $8,400
Beginning of
   Year 2             --            --         --         --             --     $120,000      $8,400
Beginning of
   Year 3 --
   convert to
   GLWB               67            --         --         --       $132,000     $132,000      $6,600
Activity
   (withdrawal)       --      $133,600         --     $6,600       $127,000     $125,400      $6,600

EXAMPLE #8 -- A GMWB CONTRACT CONVERTS TO A LIFETIME GMWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS LESS THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                                 CONTRACT                                         GUARANTEED   GUARANTEED
                                   VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                      ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS           AGE     ACTIVITY   RECEIVED     AMOUNT       ACTIVITY      (GWB)        (GAI)
-------------------   --------   --------   --------   ----------   -----------   ----------   ----------
Beginning of
   Year 1                --      $      0   $100,000     $    0       $100,000     $100,000      $7,000
Activity                 --      $102,000   $ 20,000     $    0       $122,000     $120,000      $8,400
Beginning of
   Year 2                --            --         --         --             --     $120,000      $8,400
Beginning of
   Year 3 --
   convert to
   GLWB                  67            --         --         --       $117,000     $117,000      $5,850
Activity
   (withdrawal) ***      --      $117,100         --     $5,850       $111,250     $111,150      $5,850

APPENDIX F -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT II - SINGLE
                                AND JOINT OPTIONS

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit II Option functions. A complete description of the optional contract feature can be found in the prospectus sections "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II - Single Option (GLWB II - Single)" and "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II - Joint Option (GLWB II - Joint)". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

The GWB is set equal to the initial purchase payment and the GAI is 5% of the GWB.

                      CONTRACT                                         GUARANTEED   GUARANTEED
                        VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                       BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS        ACTIVITY   RECEIVED     AMOUNT       ACTIVITY      (GWB)        (GAI)
-------------------   --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1      $0      $100,000       $0         $100,000     $100,000      $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment multiplied by 5%.

                      CONTRACT                                         GUARANTEED   GUARANTEED
                        VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                       BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS        ACTIVITY   RECEIVED     AMOUNT       ACTIVITY      (GWB)        (GAI)
-------------------   --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1   $      0   $100,000      --          $100,000     $100,000      $5,000
Activity              $102,000   $ 20,000      --          $122,000     $120,000      $6,000

EXAMPLE #3 -- GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT AND GUARANTEED ANNUAL INCOME RESET

On each Contract Anniversary prior to the first withdrawal, for up to 10 years following the election of the rider, there will be a Guaranteed Withdrawal Benefit Enhancement. The GWB will be increased by 5% of the GWB prior to the enhancement and the GAI will be increased to 5% of the GWB following the enhancement.

An automatic Guaranteed Annual Income Reset will occur on every contract anniversary through age 85. The GWB will be reset to the greater of the prior GWB or the current contract value. The GAI will be recalculated to 5% of the reset GWB, but will never be lower than the GAI immediately prior to the reset.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the Guaranteed Withdrawal Benefit Reset on any contract anniversary where both are applicable.

                      CONTRACT                                         GUARANTEED   GUARANTEED
                        VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                       BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS        ACTIVITY   RECEIVED     AMOUNT       ACTIVITY      (GWB)        (GAI)
-------------------   --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1   $      0   $100,000      --          $100,000     $100,000      $5,000
Activity              $102,000   $ 20,000      --          $122,000     $120,000      $6,000
Enhancement           $128,000         --      --          $128,000     $126,000      $6,300
Income Reset          $128,000         --      --          $128,000     $128,000      $6,400
Beginning of Year 2   $128,000         --      --          $128,000     $128,000      $6,400
Enhancement           $130,000         --      --          $130,000     $134,400      $6,720
Income Reset          $130,000         --      --          $130,000     $134,400      $6,720
Beginning of Year 3   $130,000         --      --          $130,000     $134,400      $6,720

EXAMPLE #4 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE

Any withdrawal prior to the Benefit Date will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the result of the ratio of the withdrawal to the contract value immediately prior to such withdrawal. The GAI will be recalculated to 5% of the GWB following the withdrawal.

                        CONTRACT                                         GUARANTEED   GUARANTEED
                          VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                         BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS          ACTIVITY   RECEIVED     AMOUNT       ACTIVITY      (GWB)        (GAI)
---------------------   --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1     $      0   $100,000         --       $100,000     $100,000      $5,000
Activity                $102,000   $ 20,000         --       $122,000     $120,000      $6,000
Enhancement             $124,000         --         --       $124,000     $126,000      $6,300
Income Reset            $124,000         --         --       $124,000     $126,000      $6,300
Beginning of Year 2     $124,000         --         --       $124,000     $126,000      $6,300
Activity (withdrawal)   $125,000         --     $6,300       $118,700     $119,650      $5,983

EXAMPLE #5 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE NOT EXCEEDING THE
GAI

The client may make cumulative withdrawals up to the GAI each contract year following the Benefit Date without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                        CONTRACT                                         GUARANTEED   GUARANTEED
                          VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                         BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS          ACTIVITY   RECEIVED     AMOUNT       ACTIVITY      (GWB)        (GAI)
---------------------   --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1     $      0   $100,000         --       $100,000     $100,000      $5,000
Activity                $102,000   $ 20,000         --       $122,000     $120,000      $6,000
Enhancement             $124,000         --         --       $124,000     $126,000      $6,300
Income Reset            $124,000         --         --       $124,000     $126,000      $6,300
Beginning of Year 2     $124,000         --         --       $124,000     $126,000      $6,300
Activity (withdrawal)   $125,000         --     $6,300       $118,700     $119,700      $6,300
Income Reset            $130,000         --         --       $130,000     $130,000      $6,500
Beginning of Year 3     $130,000         --         --       $130,000     $130,000      $6,500

EXAMPLE #6 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE EXCEEDING THE GAI

The client may withdraw more than the GAI in any contract year following the Benefit Date. Any withdrawal following the benefit date in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                        CONTRACT                                         GUARANTEED   GUARANTEED
                          VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                         BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS          ACTIVITY   RECEIVED     AMOUNT       ACTIVITY      (GWB)        (GAI)
---------------------   --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1     $      0   $100,000          --      $100,000     $100,000      $5,000
Activity                $102,000   $ 20,000          --      $122,000     $120,000      $6,000
Enhancement             $124,000         --          --      $124,000     $126,000      $6,300
Income Reset            $124,000         --          --      $124,000     $126,000      $6,300
Beginning of Year 2     $124,000         --          --      $124,000     $126,000      $6,300
Activity (withdrawal)   $125,000         --     $ 6,300      $118,700     $119,700      $6,300
Income Reset            $120,000         --          --      $120,000     $120,000      $6,300
Beginning of Year 3     $120,000         --          --      $120,000     $120,000      $6,300
Activity (withdrawal)   $122,000         --     $10,000      $112,000     $110,064      $6,099

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB II ON THE 2ND CONTRACT ANNIVERSARY.

Contracts with the GMWB option may elect to convert to the GLWB II - Single or GLWB II - Joint option within 30 days prior to any contract anniversary subject to applicable age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB II benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated as 5% of the GWB. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB option at the time of conversion.

                        CONTRACT                                         GUARANTEED   GUARANTEED
                          VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                         BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS          ACTIVITY   RECEIVED     AMOUNT       ACTIVITY      (GWB)        (GAI)
---------------------   --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1     $      0   $100,000     $    0       $100,000     $100,000      $7,000
Activity                $102,000   $ 20,000     $    0       $122,000     $120,000      $8,400
Beginning of Year 2                                                       $120,000      $8,400
Beginning of Year 3 -
   convert to GLWB II   $132,000         --         --       $132,000     $132,000      $6,600
Activity (withdrawal)   $133,600         --     $6,600       $127,000     $125,400      $6,600

     APPENDIX G -- EXAMPLES OF THE GUARANTEED MINIMUM INCOME BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Income Benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Income Benefit Option". The following examples use hypothetical contract activity and are not representative of projected future returns or how your contract will actually perform.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $50,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The chart below is meant to provide a graphic example of how the Highest Anniversary Value, Roll-up Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations (as reflected by the 'Contract Value' line). The table below provides a numeric example of these features. The values reflected in the table correspond to the values reflected in the chart. The columns to the right entitled 'GMIB Fixed Annuity Payment' and 'Fixed Annuity Payment Guaranteed under the Base Contract' demonstrate annuity payment amounts using the default annuity payment option of life with a period certain of 60 months.


                                     [CHART]

YEAR   CONTRACT VALUE   HIGHEST ANNIVERSARY VALUE   ROLL-UP VALUE
----   --------------   -------------------------   -------------
   1       50000                  50000                  50000
 1.5       50900                  50000                  51235
   2       53000                  50000                  52500
   2       53000                  53000                  52500
 2.5       56300                  53000                  53796
   3       60000                  53000                  55125
   3       60000                  60000                  55125
 3.5       63000                  60000                  56486
   4       64000                  60000                  57881
   4       64000                  64000                  57881
 4.5       61000                  64000                  59311
   5       54000                  64000                  60775
   6       60000                  64000                  63814
 6.5       71000                  64000                  65390
   7       78000                  64000                  67005
   7       78000                  78000                  78000
 7.5       80500                  78000                  79926
   8       80000                  78000                  81900
   8       80000                  80000                  81900
 8.5       66250                  80000                  83923
   9       62500                  80000                  85995
  10       70500                  80000                  90295
  11       80000                  80000                  94809
11.5       83300                  80000                  97151
  12       85000                  80000                  99550
  12       85000                  85000                  99550
12.5       83700                  85000                 102008
  13       80000                  85000                 104527
  14       70000                  85000                 109754
  15       68000                  85000                 109754
  16       73000                  85000                 109754

                                                                                                                  FIXED
                                                                                                                 ANNUITY
                                                                                                                 PAYMENT
                           CONTRACT                        CONTRACT                                     GMIB   GUARANTEED
                             VALUE   PURCHASE                VALUE     HIGHEST                         FIXED   UNDER THE
CONTRACT                    BEFORE   PAYMENTS  WITHDRAWAL    AFTER   ANNIVERSARY   ROLL-UP   BENEFIT  ANNUITY     BASE
ANNIVERSARY           AGE  ACTIVITY  RECEIVED    AMOUNT    ACTIVITY     VALUE       VALUE     BASE    PAYMENT   CONTRACT
--------------------  ---  --------  --------  ----------  --------  -----------  --------  --------  -------  ----------
Beginning of Year 1    67        --   $50,000      --       $50,000    $50,000    $ 50,000  $ 50,000       --        --
Beginning of Year 2    68   $53,000        --      --       $53,000    $53,000    $ 52,500  $ 53,000       --        --
Beginning of Year 3    69   $60,000        --      --       $60,000    $60,000    $ 55,125  $ 60,000       --        --
Beginning of Year 4    70   $64,000        --      --       $64,000    $64,000    $ 57,881  $ 64,000       --        --
Beginning of Year 5    71   $54,000        --      --       $54,000    $64,000    $ 60,775  $ 64,000       --        --
Beginning of Year 6    72   $60,000        --      --       $60,000    $64,000    $ 63,814  $ 64,000       --        --
Beginning of Year 7    73   $78,000        --      --       $78,000    $78,000    $ 78,000  $ 78,000       --        --
Beginning of Year 8    74   $80,000        --      --       $80,000    $80,000    $ 81,900  $ 81,900       --        --
Beginning of Year 9    75   $62,500        --      --       $62,500    $80,000    $ 85,995  $ 85,995       --        --
Beginning of Year 10   76   $70,500        --      --       $70,500    $80,000    $ 90,295  $ 90,295       --        --
Beginning of Year 11   77   $80,000        --      --       $80,000    $80,000    $ 94,809  $ 94,809   $5,859    $6,650
Beginning of Year 12   78   $85,000        --      --       $85,000    $85,000    $ 99,550  $ 99,550   $6,371    $7,364
Beginning of Year 13   79   $80,000        --      --       $80,000    $85,000    $104,527  $104,527   $6,931    $7,215
Beginning of Year 14   80   $70,000        --      --       $70,000    $85,000    $109,754  $109,754   $7,547    $6,575
Beginning of Year 15   81   $68,000        --      --       $68,000    $85,000    $109,754  $109,754   $7,831    $6,652
Beginning of Year 16   82   $73,000        --      --       $73,000    $85,000    $109,754  $109,754   $8,132    $7,439



In the example above, the beginning of year 2 illustrates the impact on benefit values when the contract value increases. The contract value has increased to $53,000 and the Highest Anniversary Value is reset to the current contract value. The Roll-up Value is calculated as the prior Roll-up Value, accumulated at 5% ($50,000 * 1.05 = $52,500). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base at this point of $53,000.

In the example above, the beginning of year 5 illustrates the impact on benefit values when the contract value decreases. The contract value has decreased to $54,000 and since that is less than the prior year, the Highest Anniversary Value remains at $64,000 and is not reset. The prior Roll-up Value is accumulated at 5% ($60,775 * 1.05 = $63,814). The benefit base is the greater of the Highest Anniversary Value or the Roll-up

Value, resulting in a benefit base of $64,000. In this example, there is no increase or decrease to the benefit base when compared to the prior contract anniversary.

Beginning with the 10th contract anniversary (beginning of year 11), monthly annualized income is illustrated assuming the contract is annuitized under a life with 60 months certain option for a male annuitant. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the Base Contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

EXAMPLE #2 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2-5 are progressive, starting with an initial purchase payment of $100,000 and illustrating the impact of additional contract activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. At any point in time the benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value.



                           CONTRACT                        CONTRACT
                             VALUE   PURCHASE                VALUE     HIGHEST
CONTRACT                    BEFORE   PAYMENTS  WITHDRAWAL    AFTER   ANNIVERSARY   ROLL-UP   BENEFIT
ANNIVERSARY           AGE  ACTIVITY  RECEIVED    AMOUNT    ACTIVITY     VALUE       VALUE     BASE
--------------------  ---  --------  --------  ----------  --------  -----------  --------  --------
Beginning of Year 1    60     --     $100,000     --       $100,000   $100,000    $100,000  $100,000



EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

As shown below, additional purchase payments are added to the Highest Anniversary Value. The prior Roll-up Value is accumulated at 5% ($100,000 * 1.05 (6 / 12) = $102,470) and then increased by the new purchase payment ($102,470 + $10,000 = $112,470). The Roll-up Value exceeds the Highest Anniversary Value and therefore the benefit base is $112,470.



                           CONTRACT                        CONTRACT
                             VALUE   PURCHASE                VALUE     HIGHEST
CONTRACT                    BEFORE   PAYMENTS  WITHDRAWAL    AFTER   ANNIVERSARY   ROLL-UP   BENEFIT
ANNIVERSARY           AGE  ACTIVITY  RECEIVED    AMOUNT    ACTIVITY     VALUE       VALUE     BASE
--------------------  ---  --------  --------  ----------  --------  -----------  --------  --------
Beginning of Year 1    60        --  $100,000     --       $100,000   $100,000    $100,000  $100,000
Activity 6 months
   later               60  $102,000  $ 10,000     --       $112,000   $110,000    $112,470  $112,470

EXAMPLE #4 -- WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 2 the contract value of $115,000 is greater than the previous Highest Anniversary Value, $110,000, and thus the Highest Anniversary Value is reset to $115,000. Also, the Roll-up Value is accumulated at 5% for the latter 6 months in year 1 ($112,470 * 1.05 ^ (6 / 12) = $115,247).

The withdrawal of $5,000 during the second contract year is less than 5% of the Roll-up Value as of the prior contract anniversary (5% * $115,247 = $5,762) and thus the withdrawal adjustment for the Roll-up Value is applied on a dollar-for-dollar basis. The Roll-up Value is first increased at 5% for six months and then the withdrawal is subtracted ($115,247 * 1.05 ^ (6 / 12) - $5,000 = $113,093).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. A pro rata adjustment reduces the value by the same proportion as the withdrawal bears to the contract value immediately before the withdrawal. The contract value prior to the withdrawal is $117,000 and the $5,000 withdrawal during the second contract year is applied on a pro rata basis to adjust the Highest Anniversary Value to $110,085 ($115,000 - $115,000 * ($5,000 / $117,000)
= $110,085).



                           CONTRACT                        CONTRACT
                             VALUE   PURCHASE                VALUE     HIGHEST
CONTRACT                    BEFORE   PAYMENTS  WITHDRAWAL    AFTER   ANNIVERSARY   ROLL-UP   BENEFIT
ANNIVERSARY           AGE  ACTIVITY  RECEIVED    AMOUNT    ACTIVITY     VALUE       VALUE     BASE
--------------------  ---  --------  --------  ----------  --------  -----------  --------  --------
Beginning of Year 1    60        --  $100,000        --    $100,000   $100,000    $100,000  $100,000
Activity 6 months
   later               60  $102,000  $ 10,000        --    $112,000   $110,000    $112,470  $112,470
Beginning of Year 2    61  $115,000        --        --    $115,000   $115,000    $115,247  $115,247
Activity 6 months
   later               61  $117,000        --    $5,000    $112,000   $110,085    $113,093  $113,093

EXAMPLE #5 -- WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 3, the contract value of $118,000 is greater than the previous Highest Anniversary Value of $110,085, and the Highest Anniversary Value is reset. The Roll-up Value accumulates at 5% for the latter 6 months in year 2 ($113,093 * 1.05 ^ (6 / 12) = $115,886).

The withdrawal of $8,000 during the third contract year is greater than 5% of the Roll-up Value as of the prior contract anniversary ( 5% * $115,886 = $5,794) and thus the withdrawal adjustment for the Roll-up Value is applied on a pro rata basis. The contract value immediately prior to the withdrawal is $102,000 and the Roll-up Value is first accumulated at 5% for 6 months ($115,886 * 1.05 ^ (6 / 12) = $118,748) and then the withdrawal is applied ($118,748 - $118,748 *
$8,000 / $102,000 = $109,434).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. The $8,000 withdrawal is taken by applying a pro rata adjustment to the Highest Anniversary Value ($118,000 - $118,000 * $8,000 / $102,000 = $108,745).



                           CONTRACT                        CONTRACT
                             VALUE   PURCHASE                VALUE     HIGHEST
CONTRACT                    BEFORE   PAYMENTS  WITHDRAWAL    AFTER   ANNIVERSARY   ROLL-UP   BENEFIT
ANNIVERSARY           AGE  ACTIVITY  RECEIVED    AMOUNT    ACTIVITY     VALUE       VALUE     BASE
--------------------  ---  --------  --------  ----------  --------  -----------  --------  --------
Beginning of
   Year 1              60        --  $100,000        --    $100,000   $100,000    $100,000  $100,000
Activity 6 months
   later               60  $102,000  $ 10,000        --    $112,000   $110,000    $112,470  $112,470
Beginning of
   Year 2              61  $115,000        --        --    $115,000   $115,000    $115,247  $115,247
Activity 6 months
   later               61  $117,000        --    $5,000    $112,000   $110,085    $113,093  $113,093
Beginning of
   Year 3              62  $118,000        --        --    $118,000   $118,000    $115,886  $118,000
Activity 6 months
   later               62  $102,000        --    $8,000    $ 94,000   $108,745    $109,434  $109,434

EXAMPLE #6 -- A RESET IN THE GMIB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
4.

The contract owner may elect to reset the Roll-up Value to the contract value beginning with the 3rd anniversary after rider election. A written request within 30 days prior to the contract anniversary will be required. If the reset is not elected on the first available anniversary, it will be available on future anniversaries. Once elected, the reset may not be elected for another 3 year period. A reset will only occur if the contract value is greater than the Roll-up Value on the date of reset. The reset is not available after age 80. The optional reset was elected in the example on the highlighted contract anniversary. Upon reset, the Roll-up Value is set to the current contract value and future Roll-up Values will be based on the new amount. The charge may increase upon reset and there is a new 10 year period before GMIB may be annuitized. In this example, the owner could not annuitize until their 13th contract anniversary (10 years after the latest reset). Annualized monthly income based on a life with 60 months certain and a male annuitant is illustrated below for the first benefit date. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the Base Contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.



                                                                                                                  FIXED
                                                                                                                 ANNUITY
                                                                                                                 PAYMENT
                           CONTRACT                        CONTRACT                                     GMIB   GUARANTEED
                             VALUE   PURCHASE                VALUE     HIGHEST                         FIXED   UNDER THE
CONTRACT                    BEFORE   PAYMENTS  WITHDRAWAL    AFTER   ANNIVERSARY   ROLL-UP   BENEFIT  ANNUITY     BASE
ANNIVERSARY           AGE  ACTIVITY  RECEIVED    AMOUNT    ACTIVITY     VALUE       VALUE     BASE    PAYMENT   CONTRACT
--------------------  ---  --------  --------  ----------  --------  -----------  --------  --------  -------  ----------
Beginning of Year 1    60         -- $100,000     --       $100,000    $100,000   $100,000  $100,000       --         --
Beginning of Year 2    61   $105,000       --     --       $105,000    $105,000   $105,000  $105,000       --         --
Beginning of Year 3    62   $113,000       --     --       $113,000    $113,000   $110,250  $113,000       --         --
Beginning of Year 4    63   $126,000       --     --       $126,000    $126,000   $126,000  $126,000       --         --
Beginning of Year 5    64   $128,000       --     --       $128,000    $128,000   $132,300  $132,300       --         --
Beginning of Year 6    65   $125,000       --     --       $125,000    $128,000   $138,915  $138,915       --         --
Beginning of Year 7    66   $129,000       --     --       $129,000    $129,000   $145,861  $145,861       --         --
Beginning of Year 8    67   $134,000       --     --       $134,000    $134,000   $153,154  $153,154       --         --
Beginning of Year 9    68   $126,000       --     --       $126,000    $134,000   $160,811  $160,811       --         --
Beginning of Year 10   69   $138,000       --     --       $138,000    $138,000   $168,852  $168,852       --         --
Beginning of Year 11   70   $141,000       --     --       $141,000    $141,000   $177,295  $177,295       --         --
Beginning of Year 12   71   $146,000       --     --       $146,000    $146,000   $186,159  $186,159       --         --
Beginning of Year 13   72   $148,000       --     --       $148,000    $148,000   $195,467  $195,467       --         --
Beginning of Year 14   73   $149,000       --     --       $149,000    $149,000   $205,241  $205,241  $10,632    $11,122

APPENDIX H -- EXAMPLES OF THE ENCORE LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Encore Lifetime Income - Single and Encore Lifetime Income - Joint riders function. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES

Examples 1-6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Encore - Single and the age of the youngest Designated Life for Encore - Joint.



                           CONTRACT                                                   GUARANTEED
                             VALUE   PURCHASE                CONTRACT                    ANNUAL
                            BEFORE   PAYMENTS  WITHDRAWAL  VALUE AFTER                  INCOME
CONTRACT YEAR         AGE  ACTIVITY  RECEIVED    AMOUNT     ACTIVITY    BENEFIT BASE     (GAI)
--------------------  ---  --------  --------  ----------  -----------  ------------  ----------
Beginning of Year 1    64     $0     $100,000      --        $100,000     $100,000      $4,000



Initial benefit base = initial purchase payment = 100,000

Initial GAI = Initial benefit base Annual Income Percentage = 100,000 4% = 4,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the Annual Income Percentage based on the applicable age as of the date of the purchase payment.



                           CONTRACT                                                   GUARANTEED
                             VALUE   PURCHASE                CONTRACT                    ANNUAL
                            BEFORE   PAYMENTS  WITHDRAWAL  VALUE AFTER                  INCOME
CONTRACT YEAR         AGE  ACTIVITY  RECEIVED    AMOUNT     ACTIVITY    BENEFIT BASE     (GAI)
--------------------  ---  --------  --------  ----------  -----------  ------------  ----------
Beginning of Year 1    64   $     0  $100,000      --        $100,000     $100,000      $4,000
Activity
   (purchase payment)  65   $99,000  $ 20,000      --        $119,000     $120,000      $5,000



After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000

GAI = existing GAI + (purchase payment amount Annual Income Percentage) = 4,000 + (20,000 5%) = 5,000

EXAMPLE #3 -- BENEFIT BASE RESET

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the Annual Income Percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.



                            CONTRACT                                                   GUARANTEED
                              VALUE   PURCHASE                CONTRACT                    ANNUAL
                             BEFORE   PAYMENTS  WITHDRAWAL  VALUE AFTER                  INCOME
CONTRACT YEAR          AGE  ACTIVITY  RECEIVED    AMOUNT     ACTIVITY    BENEFIT BASE     (GAI)
---------------------  ---  --------  --------  ----------  -----------  ------------  ----------
Beginning of Year 1    64   $      0  $100,000      --        $100,000     $100,000      $4,000
Activity
   (purchase payment)  65   $ 99,000  $ 20,000      --        $119,000     $120,000      $5,000
Benefit Base Reset     65   $122,000                --        $122,000     $122,000      $6,100



After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000

GAI = greater of benefit base annual income percentage or GAI prior to the reset = maximum of (122,000 5% or 5,000) = 6,100

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 5%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the Annual Income Percentage based on the applicable age as of the contract anniversary multiplied by the new benefit base.



                            CONTRACT                                                   GUARANTEED
                              VALUE   PURCHASE                CONTRACT                    ANNUAL
                             BEFORE   PAYMENTS  WITHDRAWAL  VALUE AFTER                  INCOME
CONTRACT YEAR          AGE  ACTIVITY  RECEIVED    AMOUNT     ACTIVITY    BENEFIT BASE     (GAI)
---------------------  ---  --------  --------  ----------  -----------  ------------  ----------
Beginning of Year 1    64   $      0  $100,000      --        $100,000     $100,000      $4,000
Activity
   (purchase payment)  65   $ 99,000  $ 20,000      --        $119,000     $120,000      $5,000
Benefit Base Reset     65   $122,000        --      --        $122,000     $122,000      $6,100
Benefit Base 5%
   Increase            65   $122,000        --      --        $122,000     $126,000      $6,300



After the enhancement:

Benefit base = the greater of the prior contract anniversary benefit base + purchase payments received multiplied by 105%, or the current benefit base. Thus benefit base = maximum of ( [100,000 + 20,000] 105%, 122,000) = maximum of
(126,000 or 122,000) = 126,000

GAI = benefit base Annual Income Percentage = 126,000 5% = 6,300

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.



                            CONTRACT                                                   GUARANTEED
                              VALUE   PURCHASE                CONTRACT                    ANNUAL
                             BEFORE   PAYMENTS  WITHDRAWAL  VALUE AFTER                  INCOME
CONTRACT YEAR          AGE  ACTIVITY  RECEIVED    AMOUNT     ACTIVITY    BENEFIT BASE     (GAI)
---------------------  ---  --------  --------  ----------  -----------  ------------  ----------
Beginning of Year 1    64   $      0  $100,000        --      $100,000     $100,000      $4,000
Activity
   (purchase payment)  65   $ 99,000  $ 20,000        --      $119,000     $120,000      $5,000
Benefit Base Reset     65   $122,000        --        --      $122,000     $122,000      $6,100
Benefit Base 5%
   Increase            65   $122,000        --        --      $122,000     $126,000      $6,300
Beginning of Year 2    65   $122,000        --        --      $122,000     $126,000      $6,300
Activity (withdrawal)  66   $120,000        --    $6,300      $113,700     $119,700      $6,300



After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 126,000 - 6,300 = 119,700

GAI = unchanged

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.



                            CONTRACT                                                   GUARANTEED
                              VALUE   PURCHASE                CONTRACT                    ANNUAL
                             BEFORE   PAYMENTS  WITHDRAWAL  VALUE AFTER                  INCOME
CONTRACT YEARS         AGE  ACTIVITY  RECEIVED    AMOUNT     ACTIVITY    BENEFIT BASE     (GAI)
---------------------  ---  --------  --------  ----------  -----------  ------------  ----------
Beginning of Year 1    64   $      0  $100,000         --     $100,000     $100,000      $4,000
Activity
   (purchase payment)  65   $ 99,000  $ 20,000         --     $119,000     $120,000      $5,000
Benefit Base Reset     65   $122,000        --         --     $122,000     $122,000      $6,100
Benefit Base 5%
   Increase            65   $122,000        --         --     $122,000     $126,000      $6,300
Beginning of Year 2    65   $122,000        --         --     $122,000     $126,000      $6,300
Activity
   (withdrawal)        66   $120,000        --    $ 6,300     $113,700     $119,700      $6,300
Activity (withdrawal)  66   $113,700        --    $53,700     $ 60,000     $ 63,166      $3,325



After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal amount of excess withdrawal / contract value prior to the withdrawal] = 119,700 - [119,700 53,700 / 113,700] = 63,166

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal amount of excess withdrawal / contract value prior to the withdrawal] = 6,300 - [6,300 53,700 / 113,700] = 3,325

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal amount of excess withdrawal / contract value prior to the excess withdrawal] = (126,000 - 6,300) - [(126,000 - 6,300) (60,000 - 6,300)
/ (120,000 - 6,300)] = 63,166

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,300 - [6,300 (60,000 - 6,300) / (120,000 - 6,300)] = 3,325

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the Annual Income Percentage based on the applicable age as of the date of the withdrawal.



                            CONTRACT                                                   GUARANTEED
                              VALUE   PURCHASE                CONTRACT                    ANNUAL
                             BEFORE   PAYMENTS  WITHDRAWAL  VALUE AFTER                  INCOME
CONTRACT YEAR          AGE  ACTIVITY  RECEIVED    AMOUNT     ACTIVITY    BENEFIT BASE     (GAI)
---------------------  ---  --------  --------  ----------  -----------  ------------  ----------
Beginning of Year 1    44   $      0  $100,000        --      $100,000     $100,000      $4,000
Activity
   (purchase payment)  45   $ 99,000  $ 20,000        --      $119,000     $120,000      $4,800
Benefit Base Reset     45   $122,000        --        --      $122,000     $122,000      $4,880
Benefit Base 5%
   Increase            45   $122,000        --        --      $122,000     $126,000      $5,040
Beginning of Year 2    45   $122,000        --        --      $122,000     $126,000      $5,040
Activity (withdrawal)  46   $120,000        --    $5,040      $114,906     $120,708      $4,828



After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal amount of withdrawal / contract value prior to the withdrawal] = 126,000 - [126,000 5,040 / 120,000] = 120,708

GAI = benefit base after the withdrawal 4.0% = 120,708 4.0% = 4,828

EXAMPLE #8 -- A GMWB CONVERTS TO ENCORE LIFETIME INCOME ON THE 1ST CONTRACT ANNIVERSARY.

Contracts with the GMWB feature may elect to convert to the Encore Lifetime Income feature within 30 days prior to any contract anniversary, as long as the client(s) is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the Encore Lifetime Income rider, the benefit base will be set to the current contract anniversary value and the GAI will be the Annual Income Percentage based on the applicable age as of the effective date of the conversion multiplied by the new benefit base. The benefit base will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The benefit base will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.



                            CONTRACT                                       GUARANTEED    GUARANTEED
                              VALUE   PURCHASE                CONTRACT     WITHDRAWAL       ANNUAL
                             BEFORE   PAYMENTS  WITHDRAWAL  VALUE AFTER  BENEFIT (GWB),    INCOME
CONTRACT YEAR          AGE  ACTIVITY  RECEIVED    AMOUNT     ACTIVITY     BENEFIT BASE      (GAI)
---------------------  ---  --------  --------  ----------  -----------  --------------  ----------
Beginning of Year 1    64   $      0  $100,000        --      $100,000      $100,000        $7,000
Activity (purchase
   payment)            65   $ 99,000  $ 20,000        --      $119,000      $120,000        $8,400
Beginning of Year 2    65   $118,000        --        --      $118,000      $120,000        $8,400
Beginning of Year 3
   -- convert
   to Encore           66   $135,000        --        --      $135,000      $135,000        $6,750
Activity (withdrawal)  66   $134,000        --    $6,750      $127,250      $128,250        $6,750

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION

                                    FORM N-4

ITEM NUMBER               CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
- ---------------------   ---------------------------------------------------------------------
    15.                   Cover Page
    16.                   Cover Page
    17.                   General Information and History
    18.                   Not applicable
    19.                   Not applicable
    20.                   Distribution of Contract
    21.                   Performance
    22.                   Not applicable
    23.                   Financial Statements

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098
                            TELEPHONE: 1-800-362-3141
                       STATEMENT OF ADDITIONAL INFORMATION

THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: APRIL 30, 2010

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.

Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc. portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Life to the underwriter for 2009, 2008, and 2007 were $22,067,205, $25,216,983 and $26,840,979 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the portfolios for services provided under a 12b-1 plan of distribution.

Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations providing in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

The following is a list of names of the registered broker-dealers, which are members of FINRA, that as of December 31, 2009, we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contract owners whether his or her registered representative should be included.

Questar Capital Corp.
5701 Golden Hills Drive
Minneapolis, MN 55416


Investors Capital Corp.
230 Broadway East
Lynnfield, MA 01940


NEXT Financial Group, Inc.
2500 Wilcrest, Suite 620
Houston, TX 77042

Capital Financial Group
11140 Rockville Pike
4th Floor
Rockville, MD 20852

                                  PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account, assuming an average contract value of $80,000. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                     1/N
                              T = (ERV/P) -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Money Market Sub-Account

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

                                                         365/7
The formula for effective yield is: [(Base Period Return + 1)] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                              a-b    6
                   YIELD = 2[(--- + 1) - 1]
                              CD

Where a = net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee, but does not reflect any charge, for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life and subsidiaries' and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                       REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                                     PART C

                             OTHER INFORMATION

                         Variable Annuity Account


                         Cross Reference Sheet to Other Information


      Form N-4

      Item Number        Caption in Other Information

          24.            Financial Statements and Exhibits

          25.            Directors and Officers of the Depositor

          26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          27.            Number of Contract Owners

          28.            Indemnification

          29.            Principal Underwriters

          30.            Location of Accounts and Records

          31.            Management Services

          32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2009, are included in Part B of this filing and consist of the following:

      1. Report of Independent Registered Public Accounting Firm to be filed by subsequent amendment.

      2. Statements of Assets and Liabilities, as of December 31, 2009 to be filed by subsequent amendment.

      3. Statements of Operations, year or period ended December 31, 2009 to be filed by subsequent amendment.

      4. Statements of Changes in Net Assets, years or periods ended December 31, 2009 and 2008 to be filed by subsequent amendment.

      5.    Notes to Financial Statements to be filed by subsequent amendment.

      Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

      1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and Subsidiaries to be filed by subsequent amendment.

      2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2009 and 2008 to be filed by subsequent amendment.

      3. Consolidated Statements of Operations - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007 to be filed by subsequent amendment.

      4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007 to be filed by subsequent amendment.

      5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007 to be filed by subsequent amendment.

      6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007 to be filed by subsequent amendment.

      7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2009 to be filed by subsequent amendment.

      8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007 to be filed by subsequent amendment.

      9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007 to be filed by subsequent amendment.

     (b)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as exhibit 24(c)(1) to Registrant's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian
                    Financial Services, Inc, previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

               (b) The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006, as exhibit 24(c)(3)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 06-70139 previously filed on August 10, 2006 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (d) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (e) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (j) The Guaranteed Income Provider Benefit Rider, form number 03-70086 Rev. 8-2003, previously filed on March 12, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (k) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.

               (l) The Guaranteed Lifetime Withdrawal Benefit Rider, form number 05-70134 previously filed on July 29, 2005 as exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 10 is hereby incorporated by reference.

               (m) The Guaranteed Lifetime Withdrawal Benefit II - Single Rider, form 07-70149 previously filed as exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2 is hereby incorporated by reference.

               (n) The Guaranteed Lifetime Withdrawal Benefit II - Joint Rider, form 07-70150 previously filed as exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2 is hereby incorporated by reference.

               (o)  The Guaranteed Minimum Income Benefit Rider, form
                    09-70165 previously filed as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8 is hereby incorporated by reference.

               (p)  The Encore Lifetime Income - Single Rider, form 09-70158.

               (q)  The Encore Lifetime Income - Joint Rider, form 09-70159.

               (r) The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, form 09-70161.

               (s) The Individual Retirement Annuity Endorsement SIMPLE Annuity, form 09 70163.

               (t) The Individual Retirement Annuity Endorsement Roth Annuity, form 09-70164.

          5. (a) The Variable Annuity Application, form 06-70140 Rev 5-2007, previously filed on April 27, 2009 as exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 7 is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.


          8. (a) Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Company, previously filed on September 7, 2007 as Exhibit 23(h)(3) to Advantus Series Fund, Inc.'s Form N-1A, File Number 2-96990, Post-Effective Amendment Number 35, is hereby incorporated by reference.

               (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iii) Amendment Dated December 1, 2002 to Fund
                          Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                    (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vii) Amendment Number Seven to the Fund Participation
                          Agreement between Janus Aspen Series, Janus
                          Distributors LLC and Minnesota Life Insurance Company, filed on October 4, 2007 as exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed on February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                     (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                     (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                (g) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                     (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                     (ii) Amendment No. 2 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                     (iii) Amendment No. 3 to the Participation Agreement among
                           Oppenheimer Variable Accounts Funds,
                           OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                     (iv) Amendment No. 4 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                     (v) Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(k)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                     (vi) Amendment No. 6 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, filed on October 4, 2007 as exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                (h) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Minnesota Life Variable Universal

                     Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                     (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                     (ii) Amendment No. 2 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                     (iii) Amendment No. 3 to Participation Agreement among
                           Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                     (iv) Amendment No. 4 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                     (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                (i) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                     (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                     (ii) Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                     (iii) Amendment No. 2 to the Participation Agreement among
                           Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 15, 2008 as exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.

                (j) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                     (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                     (ii) Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                     (iii) Amendment No. 2 to the Participation Agreement dated
                           March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life

                           Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                     (iv) Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                (k) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                     (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as
                           Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                     (ii) Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., filed on October 4, 2007 as exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                (l) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                     (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                     (ii) Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                     (iii) Amendment No. 3 to Participation Agreement among MFS
                           Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                     (iv) Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                     (v) Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as
                           Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                     (vi) Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(p)(vi) to Variable Annuity
                           Account's Form N-4, File Number 333-136242,
                           Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                (m) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                     (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                     (ii) Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                     (iii) Amendment No. 3 to Participation Agreement between
                           Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                     (iv) Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                     (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                     (vi) Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, filed on October 4, 2007 as exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                (n) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                     (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                     (ii) Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed on February 27, 2009 as Exhibit 24(c)(8)(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6, is hereby incorporated by reference.

                (o) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24
                     (c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                     (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                (p) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(l)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

                (q) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

                (r) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

                (s) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                (t) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                (u) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                (v) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                (w) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                (x) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                (y) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                (z) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc., filed on October 4, 2007 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242,
                     Post-Effective Amendement Number 3, is hereby incorporated by reference.

                (aa) Fund Participation Agreement among Minnesota Life
                     Insurance Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc., filed on October 4, 2007 as exhibit 24(c)(8)(aa) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendement Number 3, is hereby incorporated by reference.

                     (i) Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc.

                (bb) Participation Agreement among The Universal Institutional
                     Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company, filed on October 4, 2007 as exhibit 24(c)(8)(bb) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendement Number 3, is hereby incorporated by reference.
                (cc) Fund Participation Agreement among Neuberger Berman
                     Advisers Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company previously filed as exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8 is hereby incorporated by reference.
          9.   Opinion and consent of Michael P. Boyle, Esq.

         10.   Consent of KPMG LLP to be filed by subsequent amendment.

         11.   Not applicable.

         12.   Not applicable.

ITEM 25.  DIRECTORS AND OFFICERS OF THE MINNESOTA LIFE INSURANCE COMPANY

NAME AND PRINCIPAL                                   POSITION AND OFFICES
BUSINESS ADDRESS                                     WITH MINNESOTA LIFE
----------------                                     -------------------
Brian C. Anderson                                    Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                                     Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                                       Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

John J. Coughlan                                     Director
XATA Corporation
151 E. Cliff Road
Burnsville, MN  55337

Susan L. Ebertz                                      Vice President - Group Insurance
Minnesota Life Insurance Company                     Services
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                                      Senior Vice President - Life
Minnesota Life Insurance Company                     Product Manufacturing
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                                    Vice President - Life New Business
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                        Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

John F. Grundhofer                                   Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN  55402

Thomas A. Gustafson                                  Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mark B. Hier                                         Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Christopher M. Hilger                                Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

John H. Hooley                                       Director
4623 McDonald Drive Overlook
Stillwater, MN   55082

James E. Johnson                                     Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Wilford J. Kavanaugh                                 Senior Vice President - Individual
Minnesota Life Insurance Company                     Distribution Management
400 Robert Street North
St. Paul, MN  55101

Daniel H. Kruse                                      Second Vice President
Minnesota Life Insurance Company                     and Actuary
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                                     Vice President, Treasurer and Controller
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Richard L. Manke                                     Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                                  Senior Vice President and Chief Information Officer
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                                    Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert M. Olafson                                    Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

H. Geoffrey Peterson                                 Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Von S. Peterson                                      Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                                  Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dennis E. Prohofsky                                  Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dwayne C. Radel                                      Director, Senior Vice President and General Counsel
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                                      Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                                    Chairman, President and Chief
Minnesota Life Insurance Company                     Executive Officer
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                                        Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Nancy R. Swanson                                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                                     Director, Executive Vice President
Minnesota Life Insurance Company                     & Vice Chair
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy L. Winter                                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                                    Director, Executive Vice President
Minnesota Life Insurance Company                     and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

          Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

          Securian Financial Group, Inc. (Delaware)
          Capitol City Property Management, Inc.
          Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

          Securian Ventures, Inc.
          Securian Financial Network, Inc.
          Minnesota Life Insurance Company
          Advantus Capital Management, Inc.
          Securian Financial Services, Inc.
          Securian Casualty Company
          CNL Financial Corporation (Georgia)
          Capital Financial Group, Inc. (Maryland)
          H. Beck, Inc. (Maryland)
          CFG Insurance Services, Inc. (Maryland)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

          Personal Finance Company LLC (Delaware)
          Enterprise Holding Corporation
          Allied Solutions, LLC (Indiana)
          Securian Life Insurance Company

          Marketview Properties, LLC

Wholly-owned subsidiaries of Enterprise Holding Corporation:

          Financial Ink Corporation
          Oakleaf Service Corporation
          Lafayette Litho, Inc.
          MIMLIC Funding, Inc.
          MCM Funding 1997-1, Inc.
          MCM Funding 1998-1, Inc.


Wholly-owned subsidiaries of CNL Financial Corporation:

          Cherokee National Life Insurance Company (Georgia)
          CNL/Insurance America, Inc. (Georgia)
          CNL/Resource Marketing Corporation (Georgia)

Majority-owned subsidiary of Securian Financial Group, Inc.:

          Securian Trust Company, N.A.

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

          Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

          CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 2, 2010, the number of holders of securities of this class were as follows:



                                     Number of
Title of Class                       Record Holders
--------------                       --------------
Variable Annuity                          268
Contracts-MultiOption Legend

ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account

               Minnesota Life Individual Variable Universal Life Account

               Minnesota Life Variable Universal Life Account
               Securian Life Variable Universal Life Account

DIRECTORS AND OFFICERS OF UNDERWRITER

                                      Positions and
Name and Principal                    Offices
Business Address                      with Underwriter
------------------                    ----------------
George I. Connolly                    President, Chief
Securian Financial Services, Inc.     Executive Officer and
400 Robert Street North               Director
St. Paul, MN 55101

Dwayne C. Radel                        Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                      Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                       Senior Vice President, Chief
Securian Financial Services, Inc.      Compliance Officer and
400 Robert Street North                Secretary
St. Paul, MN 55101

Richard A. Diehl                       Vice President and Chief
Securian Financial Services, Inc.      Investment Officer
400 Robert Street North
St. Paul, MN  55101

Scott C. Thorson                       Vice President-Operations and Treasurer
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN  55101

Suzanne M. Chochrek                    Vice President-Business and Market Development
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
- -----------         ----------------   ---------------   -----------   ------------
Securian Financial,
 Services Inc.        $22,067,205             ---              ---           ---

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 25th day of February, 2010.

                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)

                                   By             /s/ Robert L. Senkler
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and the State of Minnesota, on the 25th day of February, 2010.

                                       MINNESOTA LIFE INSURANCE COMPANY


                                    By            /s/ Robert L. Senkler
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

              Signature                        Title                                    Date
              ---------                        -----                                    ----
/s/ Robert L. Senkler                          Chairman, President and                  February 25, 2010
----------------------------------------       Chief Executive Officer
Robert L. Senkler

*                                              Director
----------------------------------------
Mary K. Brainerd

*                                              Director
----------------------------------------
John W. Castro

*                                              Director
----------------------------------------
John J. Coughlan

*                                              Director
----------------------------------------
Sara H. Gavin

*                                              Director
----------------------------------------
John F. Grundhofer

*                                              Director
----------------------------------------
John H. Hooley

*                                              Director
----------------------------------------
Dennis E. Prohofsky

*                                              Director
----------------------------------------
Dwayne C. Radel

                                               Director
----------------------------------------
Trudy A. Rautio

*                                              Director
----------------------------------------
Randy F. Wallake

*                                              Director
----------------------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro                          Executive Vice President and Chief       February 25, 2010
----------------------------------------       Financial Officer (chief financial
Warren J. Zaccaro                              officer)

/s/ Warren J. Zaccaro                          Executive Vice President and Chief       February 25, 2010
----------------------------------------       Financial Officer (chief accounting
Warren J. Zaccaro                              officer)

/s/ David J. LePlavy                           Vice President, Treasurer and            February 25, 2010
----------------------------------------       Controller (treasurer)
David J. LePlavy

/s/ Dwayne C. Radel                            Director and Attorney-in-Fact            February 25, 2010
----------------------------------------
Dwayne C. Radel

* Pursuant to power of attorney dated February 10, 2009, a copy of which is filed herewith.

                                  EXHIBIT INDEX

EXHIBIT NUMBER   DESCRIPTION OF EXHIBIT
--------------   ----------------------

24.(b)(4)(p)     The Encore Lifetime Income - Single Rider, form 09-70158.

24.(b)(4)(q)     The Encore Lifetime Income - Joint Rider, form 09-70159.

24.(b)(4)(r)     The Individual Retirement Annuity Endorsement Traditional
                 and SEP Annuity, form 09-70161.

24.(b)(4)(s)     The Individual Retirement Annuity Endorsement SIMPLE
                 Annuity, form 09 70163.

24.(b)(4)(t)     The Individual Retirement Annuity Endorsement Roth
                 Annuity, form 09-70164.

24.b.8(aa)(i)    Amendment Number One to the Participation Agreement among
                 Minnesota Life Insurance Company, Financial Investors
                 Variable Insurance Trust, ALPS Advisers, Inc. and ALPS
                 Distributors, Inc.

24.b.9.          Opinion and consent of Michael P. Boyle, Esq.

24.b.13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.